Registration No. 333-175768
811-22589
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 12
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 18
Principal National Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal National Life Insurance Company
(Name of Depositor)
Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor’s Principal Executive Offices)
(515) 246-5688
(Depositor’s Telephone Number, including Area Code)

Britney Schnathorst
Principal National Life Insurance Company
Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)

Principal Variable Universal Life Income III
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)
    _____    immediately upon filing pursuant to paragraph (b) of Rule 485
    _____    on (date) pursuant to paragraph (b) of Rule 485
    _XX__    on May 1, 2021 pursuant to paragraph (a)(1) of Rule 485
    _____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
    _____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME III

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal National Life Insurance Company (the “Company”) through its

Principal National Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2021.

This prospectus, also known as the statutory prospectus, is only for the use of current Policy Owners. It provides information about the Policy. Information about the Underlying Funds available as investment options under the Policy is contained in their respective current prospectuses, which you should read carefully.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC's staff and is available at Investor.gov.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the annual and semi-annual shareholder reports for Underlying Funds available as investment options under your life insurance policy or annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive such reports electronically, you will not be affected by this change, and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Company electronically by following the instructions provided by the Company. You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity contract. Your election to receive reports in paper will apply to all Underlying Funds available as investment options under your life insurance policy or annuity contract.

KEY INFORMATION
Important Information You Should Consider about the Policy
An investment in the Policy is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the entire statutory prospectus for additional information about these topics.

FEES AND EXPENSES
Location in Statutory Prospectus - SUMMARY: FEE TABLES and CHARGES AND DEDUCTIONS
Please refer to your Data Pages for information about the specific fees you will pay based upon the options you have elected.
Charges for Early Withdrawals
Surrender Charge deducted from proceeds upon full surrender of Policy or termination of Policy for insufficient value	Guaranteed Maximum: $56.93 per $1,000 of Face Amount
If you fully surrender your Policy within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $5,693 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.
Transaction Charges
Maximum Sales Charge	5.00% of each premium paid
Taxes (federal, state and local)	3.25% of each premium paid
Transfer Fee for Unscheduled Division Transfers deducted upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year.	The Company currently does not charge a transfer fee. The Guaranteed Maximum is $25 per transfer.
Illustration Fee for each illustration after the first illustration in a Policy Year.	The Company currently does not charge an illustration fee. The Guaranteed Maximum is $25 per transfer.
Ongoing Fees and Expenses
On the Policy Date and each Monthly Date thereafter, we deduct a monthly charge from the Policy Value in the Divisions, Fixed Account, and Fixed DCA Account (but not your Loan Account).
The monthly deduction is made up of:
•cost of insurance charge (Guaranteed Maximum of $83.33 per $1,000 of net amount at risk);
•asset based charge (Guaranteed Maximum of 0.15% of Net Policy Value, annualized)
•monthly administration charge of $25 per month;
•monthly policy issue charge (for policies with a Policy date on or after 5/16/2015 and subject to state approval, Guaranteed Maximum of $0.46 per $1,000 of Face Amount)((for policies with a Policy date before 5/16/2015, Guaranteed Maximum of $1.25 per $1,000 of Face Amount);
•net policy loan charge of 1.5% of any loan balance per year;
•any charge for an optional insurance benefit added by rider(s); and
•any additional charges shown on the Data Pages.

Total annual Underlying Fund operating expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses) as of December 31, 2020	Minimum 0.25% Maximum 1.40%

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Location in Statutory Prospectus - PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risk of Loss	You can lose money by investing in a Policy.
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, its share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Insurance Company Risks	The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Underlying Funds.
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.

RESTRICTIONS
Location in Statutory Prospectus - PRINCIPAL RISKS OF INVESTING IN THE POLICY and GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
State Variations	Not all the benefits, programs, features and investment options described in the prospectus are available or approved for use in every state.
Limitations on Access to Surrender Value
Partial Surrenders: You may make two partial surrenders in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value. The unscheduled partial surrender may not decrease the Face Amount to less than $100,000. The death benefit will be reduced by the amount of the partial surrender and the transaction charge.

Full Surrenders: If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.

Deletion or Substitution of Investments
Examples of the changes we may make to the Divisions related to Underlying Funds available as investment options include: transferring assets in any Division to another Division; adding, combining or eliminating Divisions; or substituting the shares of a Division for shares in another Division. Changes are made only to the extent and in the manner permitted by applicable laws. When required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals are not required in all cases.

TAXES
Location in the Statutory Prospectus - TAX ISSUES RELATED TO THE POLICY
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

CONFLICTS OF INTEREST
Location in Statutory Prospectus - PRINCIPAL RISKS OF INVESTING IN THE POLICY and GENERAL PROVISIONS
Compensation related to Underlying Funds	When selecting Underlying Funds, among other considerations, we consider the amount of compensation that we and our affiliates may receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Such compensation may also increase the cost of your investment in an Underlying Fund. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.

GLOSSARY

Adjustment – change to your Policy resulting from an increase or decrease in Face Amount or a change in: tobacco status; death benefit option; risk classification or riders.
Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.
Attained Age – the Insured’s age on the birthday nearest to the Policy Date, plus the number of complete Policy Years that have elapsed since the Policy Date.
Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Company (and we, us, our) – Principal National Life Insurance Company.
Data Pages - the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time which reflect the current status of your Policy.
Death Benefit Guarantee Premium Requirement – the amount of premium required to be paid in order to maintain the protections of the Death Benefit Guarantee Rider.
Division – a part of the Separate Account which invests in shares of a corresponding Underlying Fund. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.
Dollar Cost Averaging (DCA) – a program in which premiums are systematically transferred from one account or Division, typically the Fixed Account or money market Division, into other Division(s).
DCA (Dollar Cost Averaging) Duration – the length of time over which the entire Fixed DCA Account value is transferred to the Fixed Account and/or Divisions.
Effective Date – the date on which all requirements for issuance of a Policy have been satisfied.
Face Amount – the amount used to determine the death benefit.
Fixed Account – the portion of the Policy Value that is held in our general account.
Fixed DCA (Dollar Cost Averaging) Account – a Fixed Account to which Net Premiums may be allocated and from which a portion of the Policy Value is transferred on a monthly basis over the DCA Duration.
Home Office – the address shown on your Policy cover page or such other address we provide.
Insured – the person named as the “insured” on the Data Pages.
Loan Account – portion of the Policy Value that reflects the Loan Indebtedness (if you have taken out a loan).
Loan Indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
May 16, 2015 Modifications – Policy terms and conditions described in this prospectus for Policies with a Policy Date on or after May 16, 2015, which include: changes to Transaction Fees and Periodic Charges described in "Summary: Fee Tables;" changes to the Premium Expense Charge, Asset Based Charge, and Monthly Policy Issue Charge described in "Charges and Deductions;" changes to the availability of the Return of Cost of Insurance Rider; and the addition of the Account Value Enhancement.
For Policies with a Policy Date on or after May 16, 2015, we will apply the foregoing terms and conditions only in states where all May 16, 2015 Modifications have been approved; in states where all May 16, 2015 Modifications have not been approved, we will apply the terms and conditions in effect for Policies with a Policy Date before May 16, 2015.
Monthly Date – the day of the month which is the same day as the Policy Date.For example, if the Policy Date is September 5, 2007, the first Monthly Date is October 5, 2007.
Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date.
Net Amount at Risk – the amount upon which cost of insurance charges are based, computed as follows:
• the death benefit at the beginning of the policy month, divided by 1.0016516; minus
• the Policy Value at the beginning of the policy month calculated as if the Monthly Policy Charge was zero.

Net Premium – the gross premium paid less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions, Fixed Account and/or Fixed DCA Account.
Net Surrender Value – Surrender Value minus any Loan Indebtedness.
No-Lapse Guarantee Monthly Premium – a premium which is required to be paid in order to guarantee the Policy will not terminate in the first ten years.
Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.
Planned Periodic Premium – the premium in the amount and frequency you plan to pay.
Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined.
Policy Maturity Date – the date to which the Policy will stay in force, unless the death of the Insured occurs prior to that date, so long as all requirements outlined in the Policy are satisfied. The Policy Maturity Date is shown on the Data Pages.
Policy Value – the sum of the values in the Divisions, the Fixed Account, the Fixed DCA Account, and the Loan Account.
Policy Year – the one-year period beginning on the Policy Date and ending one day before the Policy anniversary and each subsequent one year period beginning on a Policy anniversary. For example, if the Policy Date is November 21, 2008, the first Policy Year ends on November 20, 2009.
Premium Expense Charge – the charge deducted from premium payments to cover a sales charge and state, local and federal tax payments.
Prorated Basis – the proportion that the value of a particular Division, the Fixed Account or the Fixed DCA Account bears to the total value of all Divisions, the Fixed Account and the Fixed DCA Account.
Separate Account – the Principal National Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.
Surrender Value – Policy Value minus any surrender charge.
Target Premium – a premium amount which is used to determine the Premium Expense Charge under a Policy. The Target Premium is not required to be paid and can be calculated by using the rates in Appendix C.
Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.
Unit – the accounting measure used to calculate the value of each Division.
Valuation Period – the period begins at the close of normal trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. E.T. on each Business Day, and ends at the close of normal trading of the NYSE on the next Business Day.
Written Request – actual delivery to the Company at our Home Office of a written notice or request, signed and dated, on a form we supply or approve, or in such other form and substance that is acceptable to us. In states where permitted, we will require you to use the form(s) we provide for certain Written Requests, along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your Policy. Written Requests may be mailed to us at:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
you, your – the Owner of the Policy.

OVERVIEW OF THE POLICY

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Purpose
The Policy is an individual flexible premium variable universal life insurance policy offered by the Company. The Policy Value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited to the Fixed Accounts, and/or investment experience of the Divisions. Under the Policy, the Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are paid in cash or applied under a benefit payment option elected on the application (or, if no option was selected, Option 1). Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
If the Policy is in force and the Insured is living on the Policy Maturity Date, we will pay the Owner an amount equal to the Net Surrender Value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date unless extended by the Extended Coverage Rider.
Net Premium payments are allocated to the Fixed Accounts and the Divisions according to your instructions. Each Division invests in a corresponding Underlying Fund. The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. A full description of each Underlying Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in its prospectus. Additional information about each Underlying Fund is provided in the section entitled PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY.
Premiums
This is a "flexible premium" policy, which means you may choose the amount and frequency of premium payments (subject to certain limitations).
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s).
Lapse
During the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if (i) the Policy does not satisfy the “no-lapse guarantee test” described under POLICY TERMINATION AND REINSTATEMENT and (ii) the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge. After the first 10 Policy Years, if the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge, a 61-day grace period begins. The Policy is in force during a grace period. If we do not receive the required premium before the grace period expires, the Policy terminates (lapses) as of the end of the grace period.
Other Policy Features
Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value.
Full Surrender
The Policy may be surrendered and any Net Surrender Value paid to the Owner. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed.
Unscheduled Partial Surrenders
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Up to two unscheduled partial surrenders may be made during a Policy Year. An unscheduled partial surrender may not be less than $500. The total of your two unscheduled partial surrenders during a Policy Year may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first unscheduled partial surrender in that Policy Year). The unscheduled partial surrender may not decrease the Face Amount to less than $100,000.

Sch eduled Partial Surrenders
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net
Surrender Value automatically on any Monthly Date. You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly). The surrender is deducted from the Division(s) and/or Fixed Account according to your Monthly Policy Charge allocation percentages. Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender). Scheduled partial surrenders will continue until we receive your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise, so as to provide you the same dollar amount at the same frequency as you had received under the scheduled partial surrenders.
Adjustment Options
The Face Amount may be increased or decreased unless the Policy is in a grace period or if Monthly Policy Charges are being waived under a rider. The minimum amount of an increase is $50,000 ($10,000 for special underwriting programs) and is subject to our underwriting guidelines in effect at the time the increase is requested. On or after the first policy anniversary, a decrease in Face Amount may be requested if the request does not decrease the Face Amount below $25,000.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your Policy.

SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected. For Policies dated on or after May 16, 2015, we will apply charges in the tables labelled "For Policies with a Policy Date on or after May 16, 2015" in all states where approved; otherwise, we apply the charge(s) for Policies with a Policy Date before May 16, 2015, regardless of the Policy Date.
For Policies with a Policy Date on or after May 16, 2015
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy, or transfer value between investment options.

Transaction Fees - For Policies with a Policy Date on or after May 16, 2015
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid
Current		4.00% of premium paid, reducing to 2.00% after the first Policy Year.
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge (full surrender of Policy)	from surrender proceeds
Maximum		$56.93 per $1,000 of Face Amount
Minimum		$7.62 per $1,000 of Face Amount
Current Charge for Representative Insured (The representative insured is a 40-year old male in Policy Year one)		$17.81 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$25.00
Current		None

Optional Insurance Benefits
Accelerated Benefits Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Death Benefit Advance Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/ cash value corridor test)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		7.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		3.00% of premium paid in excess of Target Premium
Current	Year 1	1.00% of premium paid in excess of Target Premium
	Years 2-7	3.00% of premium paid in excess of Target Premium

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Underlying Fund Operating Expenses - For Policies with a Policy Date on or after May 16, 2015
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount At Risk
Minimum		$0.01 per $1,000 of Net Amount At Risk
Current Charge for Representative Insured (The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.05 per $1,000 of Net Amount At Risk
Asset Based Charge	monthly
Maximum		0.15% of Net Policy Value (annualized charge)
Current		0.00% of Net Policy Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10 after the first Policy Year
Monthly Policy Issue Charge	monthly
Maximum		$0.46 per $1,000 of Face Amount
Minimum		$0.05 per $1,000 of Face Amount
Current Charge for Representative Insured (The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.19 per $1,000 of Face Amount
Net Policy Loan Charge(2)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(3)
Current		1.50% of Loan Indebtedness per year(3)
Optional Insurance Benefits (Insured risk class Standard or better)
Accelerated Benefit Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advance per year
Current		5.50% of death proceeds advance per year(3)
Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		18% of death proceeds advanced per year(4)
Current		5.50% of death proceeds advance per year((3)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider	monthly
Maximum		$0.51 per $1,000 of Net Amount At Risk
Minimum		$0.01 per $1,000 of Net Amount At Risk
Current Charge for Representative Insured (The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.02 per $1,000 of Net Amount At Risk
Waiver of Specified Premium Rider	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Current Charge for Representative Insured (The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.40 per $100 of Planned Periodic Premium

(1)     The charge shown in the table may not be representative of the charge that a particular policy Owner will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2)     The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(2)     This charge decreases after Policy Year ten.
(4)     The maximum rate shown in the table represents the highest maximum rate allowed under any state’s laws applicable to the amount advanced in excess of the Net Policy Value. The rate shown may not be representative of the charge a particular Owner may pay as the maximum rate is determined by state law and the maximum rate may be lower based on the state in which the Policy is written. The current rate shown in the table represents the policy loan interest rate applicable to the amount advanced up to and equal to the Net Policy Value.

For Policies with a Policy Date before May 16, 2015
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy, or transfer value between investment options.

Transaction Fees - For Policies with a Policy Date before May 16, 2015
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid up to Target Premium
Current		4.25% of premium paid up to Target Premium, reducing to 3% after the first Policy Year
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge(1) (full surrender of Policy)	from surrender proceeds
Maximum		$56.93 per $1,000 of Face Amount
Minimum		$7.62 per $1,000 of Face Amount
Current Charge for Representative Insured (The representative insured is a 40-year old male in Policy Year one)		$17.81 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$25.00
Current		None

Optional Insurance Benefits
Accelerated Benefits Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Death Benefit Advance Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/ cash value corridor test)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(7)		7.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		3.00% of premium paid in excess of Target Premium
Current		3.00% of premium paid in excess of Target Premium
(1) For Policies with a Policy Date before March 23, 2015, if your total surrender charge (calculated as described in “CHARGES AND DEDUCTIONS-Surrender Charge”) would be less using the applicable rate and percentage stated in the Prospectus dated May 1, 2014 (prior to any supplement)(attached as Appendix E), we will apply the more favorable surrender charge to you.

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Underlying Fund Operating Expenses - For Policies with a Policy Date before May 16, 2015
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount At Risk
Minimum		$0.01 per $1,000 of Net Amount At Risk
Current Charge for Representative Insured (The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.09 per $1,000 of Net Amount At Risk(2)
Asset Based Charge	monthly
Maximum		0.15% of Net Policy Value (annualized charge)
Current		0.15% of Net Policy Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10 after the first Policy Year
Monthly Policy Issue Charge	monthly
Maximum		$1.23 per $1,000 of Face Amount(3)
Minimum		$0.04 per $1,000 of Face Amount
Current Charge for Representative Insured (The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.11 per $1,000 of Face Amount
Net Policy Loan Charge(4)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(5)
Current		1.50% of Loan Indebtedness per year(5)
Optional Insurance Benefits (Insured risk class Standard or better)
Accelerated Benefit Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advance per year
Current		5.50% of death proceeds advance per year(5)
Death Benefit Advance Rider (annual interest charge)	annually, if you have a death benefit advance (accrued daily)
Maximum		18% of death proceeds advanced per year(6)
Current		5.50% of death proceeds advance per year(5)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider	monthly
Maximum		$0.51 per $1,000 of Net Amount At Risk
Minimum		$0.01 per $1,000 of Net Amount At Risk
Current Charge for Representative Insured (The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.02 per $1,000 of Net Amount At Risk
Waiver of Specified Premium Rider	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Current Charge for Representative Insured (The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.40 per $100 of Planned Periodic Premium

(1)     The charge shown in the table may not be representative of the charge that a particular policy Owner will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2)     The stated charge is less than the amount stated in the Prospectus dated May 1, 2014 (prior to any supplement) and applies to all policies regardless of application signature date or Policy Date.
(3)     For Policies with an application signature date or Policy Date before March 23, 2015, the maximum Monthly Policy Issue Charge we will apply is $1.09 (the amount stated in the Prospectus dated May 1, 2014 prior to any supplement).
(4)     The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(5)     This charge decreases after Policy Year ten.
(6)     The maximum rate shown in the table represents the highest maximum rate allowed under any state’s laws applicable to the amount advanced in excess of the Net Policy Value. The rate shown may not be representative of the charge a particular Owner may pay as the maximum rate is determined by state law and the maximum rate may be lower based on the state in which the Policy is written. The current rate shown in the table represents the policy loan interest rate applicable to the amount advanced up to and equal to the Net Policy Value.

For All Policies
The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in the section entitled PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Operating Expenses as of December 31, 2020	Minimum	Maximum
Total annual Underlying Fund operating expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
Full Surrender
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
• the value each year of the life insurance protection provided;
• an amount equal to any employer-paid premiums; or
• some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the Underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any Underlying Fund may differ substantially.
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy Owner should look to the Company's financial strength for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Underlying Funds.
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the

P olicies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
CORPORATE ORGANIZATION AND OPERATION

The Company
The Company is a stock life insurance company located at: 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life insurance business in the District of Columbia and in every state, except New York. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Principal National Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 28, 2007 and is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Owners under the Policy.
The Company does not guarantee the investment results of the Separate Account.
The Fixed Account and Fixed DCA Account
The Fixed Account and the Fixed DCA Account are part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the Fixed DCA Account and any interest in them are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Accounts from our Home Office or from a registered representative.
Our obligations with respect to the Fixed Accounts are supported by our general account. Subject to applicable law, We have sole discretion over the investment of assets in the general account.
We guarantee that Net Premiums allocated to the Fixed Accounts accrue interest daily at an effective annual rate of 2% compounded annually. We may, in our sole discretion, credit interest at a higher rate. We may defer payment of proceeds payable out of the Fixed Accounts for a period of up to six months.
The Underlying Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. Additional information about each Underlying Fund, including its name, type, investment advisor, current expenses and performance, is provided in the section entitled PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY. A full description of the funds is contained in their prospectuses (which should be read carefully before investing). These documents are available without charge on our website.
Voting Rights
We vote shares of the Underlying Funds owned by the Separate Account according to the instructions of the Owners. We will notify you of shareholder meetings of the Underlying Funds related to the Divisions in which you hold Units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the Underlying Funds in our own right. Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising); administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and policy changes, reporting and overhead); and mortality expenses.
The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a Policy Year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a Premium Expense Charge. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including initial commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising. Depending on your Policy Date, deductions from premiums for the premium expense charge equal:

For Policies with a Policy Date on or after May 16, 2015(1)	For Policies with a Policy Date before May 16, 2015
•In Policy Year one, the current sales charge is 4.00% of premiums paid. In Policy Years two and later, the sales charge is 2.00% of premiums paid. The total sales charge is guaranteed not to exceed 5.00% of premiums paid.
•plus 1.25% (of premiums paid) for federal taxes.
•plus 2.00% (of premiums paid) for state and local taxes.(2)

•In Policy Year one, the current sales charge is 4.25% of premiums paid up to Target Premium and 0.00% of premiums paid in excess of Target Premium. In Policy Years two and later, the sales charge is 3.00% of premiums paid up to Target Premium and 0.00% of premiums paid in excess of Target Premium. The total sales charge is guaranteed not to exceed 5.00% of premiums paid.
•plus 1.25% (of premiums paid) for federal taxes.
•plus 2.00% (of premiums paid) for state and local taxes.(2)

(1)    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.
(2)     The actual premium taxes we pay vary from state to state. The expense charge is based on the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. Therefore, Policy Owners could end up paying a higher Premium Expense Charge than their state requires. We bear the risk that actual tax rates will be higher than the maximum charge reflected in the SUMMARY: FEE TABLES section.
The Target Premium is based on the gender, if applicable, and age of the Insured (see APPENDIX C- TARGET PREMIUM RATES). The Target Premium is a calculated premium amount used to determine the Premium Expense Charge. The Target Premium is not a required premium.
Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within ten years of the Policy Date or of a Face Amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates us for expenses relating to the sale of the Policy.
Surrender charges vary based on gender, age at issue or Adjustment, and number of Policy Years since issue or Adjustment. The charge applies only during the first ten Policy Years unless there is a Face Amount increase. A Face Amount increase has its own surrender charge period that begins on the Adjustment Date. The total surrender charge on the Policy is the sum of the surrender charges for the Face Amount at issue and each Face Amount increase. The surrender charge is not affected by any decrease in Face Amount or any change in Face Amount resulting from a change of death benefit options.
The surrender charge on an early surrender or Policy termination is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

The surrender charge is (a) multiplied by (b) multiplied by (c) where:
(a)    is the applicable rate from APPENDIX A.
(b)    is the Face Amount divided by 1,000.
(c)    is the applicable percentage from APPENDIX B.
For Policies with an application signature date or Policy Date before March 23, 2015, if your total surrender charge would be less using the applicable rate and percentage stated in the Prospectus dated May 1, 2014 (prior to any supplement), we will apply the more favorable surrender charge to you.
Transfer Fee
Currently there is no charge for making an unscheduled Division transfer. However, we reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year. A transfer fee is intended to reimburse us for our additional Separate Account operation expenses related to multiple unscheduled Division transfers. Policy Owners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all Policy Owners in a non-discriminatory fashion.
For purposes of applying the transfer fee for unscheduled Division transfers, we will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.
Illustration Fee
Currently there is no charge for requesting illustrations. However, we reserve the right to impose an illustration fee in the future of up to $25 on each illustration after the first illustration in a Policy Year. An illustration fee is intended to reimburse us for the additional administrative effort of creating and providing projection numbers.
Monthly Policy Charge
The Monthly Policy Charge is made up of:
• a charge for the cost of insurance;
• an asset based charge (applied against the Divisions);
• a monthly administration charge;
• a monthly policy issue charge;
• any charge for an optional insurance benefit added by rider(s); and
• any additional charges shown on the Data Pages.
On the Policy Date and each Monthly Date thereafter, we deduct the charge from your Policy Value in the Divisions, Fixed Account and/or Fixed DCA Account (but not your Loan Account). The deduction is made using your current Monthly Policy Charge allocation percentages.
Your allocation percentages may be: the same as allocation percentages for premium payments; determined on a Prorated Basis; or determined by any other allocation method upon which we agree.
If you do not designate Monthly Policy Charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. For each Division, the Fixed Account and/or Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If we cannot follow your instructions because of insufficient value in any Fixed Account, Fixed DCA Account and/or the Division, the Monthly Policy Charge is deducted on a Prorated Basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the Insured’s gender*, issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. The monthly cost of insurance rate ranges from a minimum of $0.01 per $1,000 Net Amount at Risk to a maximum of $83.33 per $1,000 Net Amount at Risk.
The monthly cost of insurance charge is (a) multiplied by (b) where:
(a)    is the cost of insurance rate (described below) divided by 1,000.
(b)    is the Net Amount at Risk.

Different cost of insurance rates may apply to Face Amount increases. The cost of insurance for the increase is based on the Insured’s gender*, issue age, duration since issue, tobacco status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the Insured’s gender*, Attained Age and risk classification at the time of the increase.
*    The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the Insured.
Entities and other persons buying Policies under a sponsored arrangement may apply for special underwriting. If special underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Special underwriting programs currently available include simplified issue underwriting and guaranteed issue underwriting. The cost of insurance rates for healthy individuals may be greater under special underwriting programs than for Policies subjected to full underwriting. Healthy individuals in a group will likely pay higher cost of insurance charges because they bear a portion of the cost of insuring the less healthy individuals in the group.
The Net Amount at Risk is the difference between the death benefit and Policy Value (see GLOSSARY for exact formula). The lower the Policy Value, the higher the Net Amount at Risk thus higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and Face Amount Adjustments.
Asset Based Charge
The asset based charge reimburses us for expenses associated with the maintenance, accounting and recordkeeping of the Divisions of the Separate Account and the Fixed Account(s). Depending on your Policy Date, the asset based charge is:

For Policies with a Policy Date on or after May 16, 2015(1)	For Policies with a Policy Date before May 16, 2015
•We currently do not collect an asset based charge. •We reserve the right to impose an asset based charge but guarantee that the maximum rate will not exceed 0.15% of the Net Policy Value annually.
•In the first ten Policy Years, each month We deduct an asset based charge of 0.0125% (equivalent to 0.15% annually) of the Net Policy Value. After the tenth Policy Year, we currently do not collect an asset based charge.
•We reserve the right to impose an asset based charge after the tenth Policy Year but guarantee that the maximum rate after the tenth Policy Year will not exceed 0.15% of the Net Policy Value annually.

(1)    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.
Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including premium billing and collection, Policy Value calculation, processing claims and other similar matters. The current monthly administrative charge is $25.00 per month during the first Policy Year. After the first Policy Year, the administrative charge is $10.00 per month. In all Policy Years, the monthly administration charge is guaranteed not to exceed $25.00 per month.
Monthly Policy Issue Charge
This charge reimburses us for the expenses associated with policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of Face Amount and varies by gender (if applicable), age, tobacco status, and risk classification. Depending upon your Policy Date, the Monthly Policy Issue Charge is:

For Policies with a Policy Date on or after May 16, 2015(1)	For Policies with a Policy Date before May 16, 2015
•Ranges from a minimum of $0.05 to a maximum of $0.46 per $1,000 Face Amount.
•Any Face Amount increase will have its own monthly policy issue charge (within the minimum and maximum described).
•This charge will apply in all years, but may decrease beginning in Policy Year 11.

•Ranges from a minimum of $0.04 to a maximum of $1.23 per $1,000 Face Amount.
•For Policies with an application signature date or Policy Date before March 23, 2015, the maximum Monthly Policy Issue Charge We will apply is $1.09 (the amount stated in the Prospectus dated May 1, 2014 prior to any supplement).
•Currently, this charge is applied for fifteen years from policy issue or Face Amount increase; however, We reserve the right, after providing prior written notice to Policy Owners, to apply this charge in all years.
•Any Face Amount increase will have its own monthly policy issue charge (within the minimum and maximum described).

(1)    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. The current net policy loan charge is 1.50% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter. See LOANS for more detail.
Distribution of the Policy
The Company has appointed Principal Securities, Inc. (“PSI”), Des Moines, Iowa 50392, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority (“FINRA”) and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first Policy Year (or the first year following an Adjustment) up to the Target Premium. In addition, a commission of up to 3.0% of premium above the Target Premium received in the first Policy Year (or first year following an Adjustment) may be paid. In the second through fifteenth years following the Policy Date (or Adjustment Date), commissions range from 0% to 2.0% of premiums received.
Expense allowances may be paid to agents and brokers based on premiums received. PSI also may receive 12b-1 fees in connection with purchases and sales of Underlying Funds. The 12b-1 fees for the Underlying Funds are shown in the prospectuses of each Underlying Fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions. Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Underlying Fund Charges
The assets of each Division are used to purchase shares in a corresponding Underlying Fund at net asset value. The net asset value reflects management fees and operating expenses already deducted from the assets of the Underlying Fund. Current management fees and operating expenses for each Underlying Fund are shown in its prospectus.
GENERAL DESCRIPTION OF THE POLICY

The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, Data Pages, copies of any supplemental applications, amendments, and endorsements. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.
Not all the contract provisions, benefits, programs, features, and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.
Rights Under The Policy
Ownership
Unless changed, the Owner(s) is as named in the application. The Owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if:
•the death proceeds are paid;
•the maturity proceeds are paid;
•the Policy is surrendered; or
•the grace period ends without our receiving the payment required to keep the Policy in force.
If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy’s ownership interest passes to the Insured. With our consent, you may specify a different arrangement for contingent ownership.
You may change your ownership designation. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
Beneficiary
If the Insured dies before the Policy Maturity Date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a Written Request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a Written Request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the Insured, the death proceeds are paid to the Owner(s) or the estate of the Owner(s) in equal percentages unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our Home Office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Limitations on Transfers
After the initial allocation of premiums, you may transfer amounts between the Divisions and/or the Fixed Accounts.
You may request an unscheduled transfer or set up scheduled transfers by:
• sending a Written Request to us;
• calling us at 1-800-247-9988 (if telephone privileges apply);
• faxing us at 1-866-885-0390; or
• visiting www.principal.com (if internet privileges apply).
You must specify the dollar amount or whole percentage for the transfer. The transfer is made, and the values determined as of the end of the Valuation Period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.
You may elect to have automatic transfers made out of one Division into one or more of the other Divisions and/or the Fixed Account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program. Automatic transfers are designed to reduce the risks that result from market fluctuations by spreading out the allocation of your money to investment options over a longer period of time. The success of this strategy depends on market trends and is not guaranteed.
You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and an unscheduled Fixed Account transfer in the same Policy Year.
You may not make a transfer to the Fixed Account if:
• a transfer has been made from the Fixed Account to a Division within six months; or
• immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).
Below are additional limitations and requirements for transfers:

Division Transfers:	Unscheduled	Scheduled
Minimum Transfer Amount	Lesser of $100 or Division value	Lesser of $100 or Division value
Transfer Fee and Other Limitations	We reserve the right to impose a transfer fee on each unscheduled transfer after the first unscheduled transfer in a Policy Year. For purposes of applying the transfer fee for unscheduled Division transfers, we will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.	No charge for participating in the automatic transfer program. The value of the Division must be equal to or more than $2,500 when your scheduled transfers begin. Transfers continue until your interest in the Division has a zero balance or we receive Written Request to stop them. We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers:	Unscheduled	Scheduled
Number and Timing	one unscheduled Fixed Account to Division(s) transfer within the 30-day period following the Policy Date and following each policy anniversary	Monthly basis from the Fixed Account to Divisions.
Minimum Transfer Amount	Lesser of $100 or Fixed Account value	$50
Maximum Transfer Amount	25% of Fixed Account Value (unless Fixed Account value is less than $1,000)	2% of the Fixed Account value as of the specified date
Transfer Fee and Other Limitations	No charge.
No charge. The value of your Fixed Account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000. Scheduled transfers continue until your value in the Fixed Account has a zero balance or we receive your Written Request to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer.
You may change the amount of the transfer once each Policy Year. As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of Written Request of the change.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your Policy Value in the Divisions over time.
Example:    You may choose to rebalance so that 50% of your Policy Values are in the money market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of your value to be in the money market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the money market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.
You may elect APR at the time of application or after the Policy has been issued by:
• calling us at 1-800-247-9988 (if telephone privileges apply);
• mailing us your Written Request;
• faxing us at 1-866-885-0390; or
• visiting www.principal.com (if internet privileges apply).

There is no charge for participation in the APR program. The APR transfers:
•do not begin until the later of expiration of the examination offer period or the DCA Duration, if applicable;
•are done without charge;
•may be done on the frequency you specify: quarterly (on a calendar year or Policy Year basis); or semiannual or annual (on a Policy Year basis).
•are made at the end of the next Valuation Period after we receive your instruction;
•are not available for values in the Fixed Account; and
•are not available if you have scheduled transfers from the same Divisions.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.
We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.

Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Examples of the changes we may make include:
• transfer assets in any Division to another Division;
• add, combine or eliminate Divisions; or
• substitute the shares of a Division for shares in another Division:
• if shares of a Division are no longer available for investment; or
• if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.
If we eliminate or combine existing Divisions or transfer assets from one Division to another, you may change allocation percentages and transfer any value in an affected Division to another Division(s) without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected Division(s).
Right to Exchange
During the first 24 months after the Effective Date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your Division and Fixed DCA Account values to the Fixed Account. No charge is imposed on this transfer. The Policy Value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the Policy Value will no longer be affected by the investment performance of the Divisions.
Your request must be in writing and be signed by the Owner(s). The request must be postmarked or delivered to our Home Office before the end of the 24-month period. The transfer is effective when we receive your Written Request.
In states where required, during the first 24 months after the Effective Date (except during a grace period), the Policy can be exchanged for a new permanent fixed benefit life insurance policy that we make available that is not term or variable insurance, subject to specified conditions.
Suicide
Death proceeds will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Policy Date. Instead, we will return all premiums paid, less any Loan Indebtedness, less any partial surrenders. Death proceeds which are a result of a Face Amount increase made under an Adjustment or a rider that requires evidence of insurability will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Adjustment Date. Instead, we will return the sum of the Monthly Policy Charges paid for the increased amount of protection.
Delay of Payments or Transfers
Payment due to surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and your instruction is not canceled by your Written Request the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.

In addition, we reserve the right to defer payment of that portion of your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the Fixed Account and/or Fixed DCA Account for a period of up to six months.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
• Disrupt the management of the Underlying Funds by forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund and causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Underlying Funds; and
• Increase expenses of the Underlying Fund and separate account due to;
• increased broker-dealer commissions; and
• increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Underlying Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an Underlying Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting transfer instructions from a Contract owner or other person authorized by the Owner to direct transfers;
• Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
• Limiting the number of unscheduled transfer during a Contract year to no more than 12;
• Prohibiting you from requesting a transfer among the Divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
• Taking such other action as directed by the Underlying Fund.
The Underlying Funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two Business Days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance
PREMIUMS

Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force. Insufficient premium payments may cause the policy to lapse as described in POLICY TERMINATION AND REINSTATEMENT.

Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or
•By mailing your payment according to the instructions below.
Premium Payment Mailing Instructions:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
No-Lapse Guarantee
Your initial premium must be at least the No-Lapse Guarantee Monthly Premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions); however, we recommend you continue to pay at least the No-Lapse Guarantee Monthly Premium. By meeting the No-Lapse Guarantee Monthly Premium requirement, your Policy is guaranteed not to terminate during the first ten Policy Years even if the Net Surrender Value is insufficient to cover the Monthly Policy Charge.
The no-lapse guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the No-Lapse Guarantee Monthly Premium rate.
(c)    is 12.
The No-Lapse Guarantee Monthly Premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the no-lapse guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the no-lapse premium requirement is not met and the Net Surrender Value is insufficient to cover the Monthly Policy Charge, the Policy may terminate in the first ten Policy Years.
The No-Lapse Guarantee Monthly Premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, gender* and tobacco status. The no-lapse guarantee monthly premium is shown on your Policy.
* For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.
Death Benefit Guarantee
If the Death Benefit Guarantee Rider is made a part of your Policy and you pay at least the Death Benefit Guarantee Premium Requirement, the death benefit guarantee period may last longer than the ten year period provided by the no-lapse guarantee provision. you choose whether you want the no-lapse guarantee period to extend to the Insured’s Attained Age 65, Attained Age 85 or Attained Age 100. Generally, a longer death benefit guarantee period will have a higher premium requirement.
The death benefit guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the death benefit guarantee premium rate.
(c)    is 12.

Example If the Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 40-year old male with a risk classification of preferred non-tobacco:
	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to Attained Age 65	$12.57	$261.88
Death Benefit Guarantee to Attained Age 85	$21.04	$438.34
Death Benefit Guarantee to Attained Age 100	$26.82	$558.75

You choose the death benefit guarantee period based on your scheduled premium payments. The Death Benefit Guarantee Premium Requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the death benefit guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the Death Benefit Guarantee Premium Requirement is not met, the Death Benefit Guarantee Rider will terminate.
The death benefit guarantee premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, gender*, tobacco status and death benefit option. The death benefit guarantee monthly premium is shown on your Policy.
*    For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.
Premium Limitations
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under the Internal Revenue Code. The Internal Revenue Code limits premiums under the guideline premium test (which places limitations on the amount of premium payments that may be made) and under the cash value corridor test (the limitation of Policy Values that can accumulate relative to the death benefit), as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds any or all of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
• If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
• If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
Allocation of Premiums
Net premiums are allocated to the Divisions, Fixed Account and/or Fixed DCA Account according to your premium allocation instructions. For each Division, Fixed Account and Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of all allocation percentages must equal 100. Net Premium payments are allocated as of the Valuation Period in which they are received in good order.
You may change the percentage allocation for future premium payments at any time by:
• sending a Written Request to us;
• calling us at 1-800-247-9988 (if telephone privileges apply); or
• visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the Valuation Period in which your new instructions are received.
The Fixed Dollar Cost Averaging (DCA) Account
You may elect to have Net Premiums allocated to a Fixed DCA Account. The Fixed DCA Account must be selected at the time of application and requires an initial minimum Net Premium of $1,000. You may select either a 6-month or a 12-month DCA Duration. The DCA Duration cannot be renewed or extended. During the DCA Duration, subsequent Net Premiums may be allocated to the Fixed DCA Account.
On the first Monthly Date after the 20th day following the Effective Date, and on each Monthly Date thereafter through the DCA Duration, a portion of the value in the Fixed DCA Account is transferred. If the Monthly Date is not a

Business Day, the transfer occurs on the next Business Day. The transfers are allocated to the Divisions and/or to the Fixed Account according to Your Fixed DCA allocation instructions. The transfers do not count against any limitations on the number of free transfers.
On each Monthly Date, the amount of the transfer is (a) divided by (b) where
(a)    is the value of Your Fixed DCA Account (which includes Net Premiums and interest credited).
(b)    is the number of months remaining in the DCA Duration.
For example, if Your Fixed DCA Account has a value of $4,000 and four months remain in the DCA Duration, the transfer amount would be $1,000 ($4,000 / 4).
The credited interest rate on the Fixed DCA Account is generally higher than the rate on the Fixed Account. Net Premiums are credited at the interest rate in effect on the date the Net Premium is allocated to the Fixed DCA Account. The 6-month DCA Duration and the 12-month DCA Duration generally have different credited interest rates.
You may make unscheduled transfers from the Fixed DCA Account to Divisions and/or the Fixed Account. Transfers into the Fixed DCA Account are not permitted.
After the DCA Duration, Net Premiums may not be allocated to the Fixed DCA Account. If at the end of the DCA Duration Your premium allocation percentages include allocating a portion of Net Premiums to the Fixed DCA Account, that portion will be allocated to the money market Division until you give us instructions otherwise.
Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premium payments or a Death Benefit Guarantee Rider, it is possible that no death benefit would be paid upon the Insured’s death.
At the end of any Valuation Period, your value in a Division is:
•the number of Units you have in the Division
•multiplied by the value of a Unit in the Division.
The number of Units is the total of Units purchased by allocations to the Division from:
•your initial premium payment (less Premium Expense Charges); plus
•subsequent premium payments (less Premium Expense Charges); plus
•transfers from another Division, the Fixed Account or the Fixed DCA Account; plus
•Account Value Enhancement, if any (for eligible policies with a Policy Date on or after May 16, 2015, and subject to state approval of all May 16, 2015 Modifications).
minus Units sold:
•for partial surrenders from the Division;
•as part of a transfer to another Division, the Fixed Account or the Loan Account; and
•to pay Monthly Policy Charges and any transaction fees.
We calculate unit values on days that the NYSE is open for trading and trading is not restricted. we do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday, Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the Underlying Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders.
To calculate the unit value of a Division, the unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in unit value.
The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:
[{the share price of the Underlying Fund at the end of the Valuation
Period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the Underlying Fund during the Valuation Period}
divided by
the share price of the Underlying Fund at the end of the previous Valuation Period after that day’s transactions]

When an investment owned by an Underlying Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units you own in the Division.
DEATH BENEFITS AND POLICY VALUES

Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after we receive:
• Notice and proof that the Insured died while the policy was in force and before the Policy Maturity Date. Proof of the Insured’s death consists of a certified copy of the death certificate of the Insured.
• Sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and
• Sufficient evidence that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved. Legal impediments to payment include, but are not limited to: (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us Written Request otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds, calculated as of the date of the Insured’s death, are A minus B minus C where:
• A is the death benefit plus any proceeds from any benefit rider on the Insured's life;
• B is any Loan Indebtedness; and
• C, if the Insured's death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges,         and, if applicable, the amount required to meet any no lapse provision or Death Benefit Guarantee Premium Requirement.
We pay interest on death proceeds as required by law.
Benefit Payment Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the Insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. you may change your benefit payment instructions by sending us Written Request. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.
Benefit Payment Options
Customized Benefit Arrangement
We will make benefit payments based on arrangements you have requested and we have agreed to in writing; e.g., equal payments made over a specified period of time; joint and survivor life income with a reduced survivor benefit, etc.
Life Income
We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.
Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.

Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.
Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:
•the Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:
•the Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:
•the Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
*    The applicable percentage tables are in APPENDIX D and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 399.00% (assuming the Insured is a male) and the death benefit would be $598,500.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a Face Amount decrease, you may elect to keep the current Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000

Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the Policy's maturity proceeds which are equal to the Net Surrender Value.
If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send Written Request to our Home Office.

Adjustment Options
Increase in Face Amount
You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000 ($10,000 for special underwriting programs). A Face Amount increase request made in the first 10 Policy Years will increase the No-Lapse Guarantee Monthly Premium for the remainder of the 10 years.
The request must be made on an adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
• the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis;
• the amount of the Face Amount increase is at least the Minimum Face Amount Increase shown on the Data
• Pages;
• You supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect;
• the death proceeds less the Policy Value does not exceed our maximum limits as defined under our
• underwriting guidelines then in effect;
• Your policy is not in a grace period;
• the Face Amount after Adjustment is not less than the Minimum Face Amount shown on the Data Pages; and
• Your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, gender and tobacco status. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the adjustment application is held in our general account without interest (for a period of up to 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.
Decrease in Face Amount
On or after the first policy anniversary, you may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A request for a decrease requires the following:
•the request must be made on an adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider;
•the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•the decrease may not reduce the Face Amount below $100,000;
•cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and
•if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in your Divisions, Fixed Account, Fixed DCA Account and Loan Account. your Policy Value:
• increases as premiums are applied and when interest is credited.
• decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.
• can increase or decrease as the investment experience of your chosen Divisions fluctuates.
• for eligible policies with a Policy Date on or after May 16, 2015, and subject to state approval of all May 16, 2015 Modifications, may increase due to any Account Value Enhancement amounts credited to your policy.
Account Value Enhancement (For policies with a Policy Date on or after May 16, 2015)*
In Policy Years 11 and later, and provided your policy is not terminated, we may credit an Account Value Enhancement to your policy on each Monthly Date. The Account Value Enhancement is not guaranteed, and we reserve the right to change or discontinue it at any time and in accordance with applicable law. The Account Value Enhancement, if any, is based on reduced costs in later Policy Years. There is no additional charge for the Account Value Enhancement. The Account Value Enhancement percentage, if any, will be determined on a uniform basis for all policies eligible for an Account Value Enhancement, and any such percentage will be multiplied by your Account Value (your Policy Value excluding any values your policy has in the Loan Account) to determine the amount of your Account Value Enhancement. The annual policy statement we provide to you once each year will indicate the amount of any Account Value Enhancement credited to your policy. We will allocate any Account Value Enhancement according to your most recent premium allocation instructions on file with us.
For more information about how an Account Value Enhancement may impact your Policy, contact your registered representative and request a personalized illustration.
*    In states where all May 16, 2015 Modifications are approved.
OPTIONAL BENEFITS UNDER THE POLICY
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from a registered representative or our Home Office. Not all optional insurance benefits (including those referred to below as "standard") are available in all states. Some provisions may vary from state to state . The cost, if any, of an optional insurance benefit is deducted from your Policy Value. See SUMMARY: FEE TABLES for current and maximum charges.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Accelerated Benefit	provides the option to receive an advance of a portion of the death proceeds if the Insured becomes diagnosed as terminally ill with a life expectancy of less than 12 months.	Optional(1)	No(2)	Limited to 75% of the total Face Amount (less certain deductions), up to a maximum of $1,000,000. Advance may be taxable. Seek assistance from your personal tax advisor.
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Cost of Living Increase	provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(3)	No(4)
Death Benefit Advance	provides option to receive an advance of a portion of the death benefit if the Insured incurs a qualifying event (such as being diagnosed with a terminal illness, catastrophic health condition, or being permanently confined to a nursing home).	Standard(5)	No(6)	maximum advance is based on the death benefit as of the date the claim is approved. Advance may be taxable. Seek assistance from your personal tax advisor.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Death Benefit Guarantee	guarantees the policy will not lapse before the Insured attains a specified age if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(7)	No	The level of premium (planned or paid) at issue determines whether the guarantee is extended to the Insured’s Attained Age 65, 85 or 100. If the rider terminates, it may not be reinstated.
Extended Coverage	extends the Policy beyond the maturity date as long as the Policy is still in-force and the Insured is living on the Policy Maturity Date	Standard(8)	No	After the Policy Maturity Date: no Monthly Policy Charges are deducted; no additional premium payments are allowed; Adjustment options are not available; the death benefit option is changed to Death Benefit Option 1; and all Division and Fixed Account values are transferred to the Money Market Division with no further transfers allowed.
Life Paid-Up (Overloan Protection)	Under certain circumstances(9), guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes
Once the rider benefit begins:
Division and Fixed Account values are transferred to the Money Market Division; no further Monthly Policy Charges are deducted; no new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed; your death benefit option will change to death benefit option 1; Loan Indebtedness and interest will continue to accrue on the Loan Indebtedness, and you can submit loan payments; all optional riders, except the Extended Coverage Rider, will be terminated. you should consult your tax advisor regarding this rider.

Return of Cost of Insurance	provides for the return of the cost of insurance charges, credited to the Policy Value annually on the policy anniversary in equal amounts over a period of five years. The total amount credited is the sum of the cost of insurance charges for the Face Amount paid up to the time this benefit begins.	Standard (10)	No	Available only to Policies with a Policy Date before 5/16/2015. Benefits begin as of the later of the last day of the 15th Policy Year or the last day of the Insured’s Attained Age 59 Policy Year. If the policy terminates for any reason or becomes paid-up due to the Life Paid-Up Rider, any benefit not credited is forfeited.
Salary Increase	provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount you select subject to the then current underwriting guidelines.	Optional	Yes	available on business owned or business sponsored Policies only If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy.
Surrender Value Enhancement	reduces a portion of the surrender charges if you fully surrender your Policy within the first seven Policy Years.	Optional	Yes(11)	only available for business cases and approved premium finance cases. The full policy surrender cannot be related to a replacement or exchange. The use of this rider disqualifies the use of the Cost of Living Increase Rider and the Salary Increase Rider.
Waiver of Monthly Policy Charge	pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
Waiver of Specified Premium	pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1)    If the Death Benefit Advance Rider is not available to you, we will automatically add this rider to your Policy at issue.
(2)    Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged.

(3)     Policies with a risk classification of standard or better and where the Insured’s issue age is 52 or younger.
(4)     The Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider.
(5)     risk class of standard or better and not part of special underwriting program
(6)     Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. In addition, we may, in the future, charge an administrative fee of up to $150 for each death benefit advance.
(7)     If the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium requirement
(8)     You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy.
(9)     For the rider benefit to begin, the following conditions must be satisfied:
• the Loan Indebtedness must be at least 92% of the Surrender Value;
• there is sufficient Net Surrender Value to cover the one-time rider charge;
• the Insured’s Attained Age must be 75 years or older;
• the Policy must have been in force for at least 15 Policy Years; and
• premiums paid have been surrendered.
We reserve the right to begin the rider benefit when the Loan Indebtedness is at least 92% of the Surrender Value and all of the conditions are satisfied.
(10)    This rider was added automatically to all Policies with a Policy Date before May 16, 2015. In states where all May 16, 2015 Modifications have been approved, the Return of Cost of Insurance Rider will not be available to policies with a Policy Date on or after May 16, 2015; in states where all May 16, 2015 Modifications have not been approved, the Return of Cost of Insurance Rider will continue to be automatically applied to Policies.
(11)    an additional sales charge is imposed on premium paid in excess of Target Premium in the first seven Policy Years.

SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which we receive the Written Request for surrender. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee Rider, if applicable.
Total and partial surrenders from the Policy are generally paid within five Business Days of our receipt of the Written Request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
Full Surrender
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
Unscheduled Partial Surrender
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Up to two unscheduled partial surrenders may be made during a Policy Year. An unscheduled partial surrender may not be less than $500. The total of your two unscheduled partial surrenders during a Policy Year may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first unscheduled partial surrender in that Policy Year). The unscheduled partial surrender may not decrease the Face Amount to less than $100,000.
Your Policy Value is reduced by the amount of the surrender. Partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee Rider if applicable. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from your Division(s) and/ or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, the deduction is made using your Monthly Policy Charge allocation percentages. No surrender charge is imposed on an unscheduled partial surrender.
An unscheduled partial surrender may cause a reduction in Face Amount. If the Face Amount had been increased, any reduction of the Face Amount is made on a last in, first out basis.
•If the Death Benefit Option 1 is in effect and the death benefit equals the Face Amount, the Face Amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and Face Amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the amount of the unscheduled partial surrender.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.
•If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount upon an unscheduled partial surrender.
•If the Death Benefit Option 3 is in effect, the Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the unscheduled partial surrender amount;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.

Scheduled Partial Surrender
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Surrender Value automatically on any Monthly Date.
•You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on Policy Year)).
•The surrender is deducted from your Division(s) and/or Fixed Account according to your Monthly Policy Charge allocation percentages.
•Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
•Scheduled partial surrenders will continue until we receive your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise, so as to provide you the same dollar amount at the same frequency as you had received under the scheduled partial surrenders.
•A scheduled partial surrender may cause a reduction in Face Amount:
•If Death Benefit Option 1 is in effect and the death benefit equals the Face Amount:
•on the first Monthly Date a scheduled partial surrender is effective (and each subsequent policy anniversary) the Face Amount is reduced.
•the amount of the reduction is the sum of the scheduled partial surrenders planned for that Policy Year that are not deemed to be a preferred partial surrender.
•If the amount of the scheduled partial surrender is increased, the Face Amount is reduced on the Monthly Date the change is effective. If the amount of the scheduled partial surrender is decreased, the Face Amount is not increased.
If the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount determined above which exceeds the difference between the death benefit and Face Amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the sum of the scheduled partial surrenders planned for that Policy Year.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.
•If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount due to scheduled partial surrenders.
•If the Death Benefit Option 3 is in effect, the Face Amount is reduced on the first Monthly Date a scheduled partial surrender is effective and on each subsequent policy anniversary. The Face Amount may also be reduced on the Monthly Date any increase to a scheduled partial surrender is effective. The Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the scheduled partial surrender amounts planned for that Policy Year;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.

LOANS

Policy Loans
While your Policy is in effect and has a Net Surrender Value, you may borrow money from us with the Policy as the security for the policy loan.
•The maximum amount you may borrow is 90% of the Net Surrender Value as of the date we process the policy loan. The maximum amount you may borrow may be different in some states.
•You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.
•Generally, policy loan proceeds are sent within five Business Days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).
•Requests for policy loans from any joint Owner are binding on all joint Owners.
•Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee Rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)).
You are charged interest on any Loan Indebtedness. During the first ten Policy Years, the interest rate is 5.50% of Loan Indebtedness per year. After Policy Year ten, the interest rate is 4.00% of Loan Indebtedness per year. Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from your Fixed Account, Fixed DCA Account and/or Division(s) and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.
A policy loan generally has a permanent effect on Policy Values because borrowed amounts do not reflect the investment experience of the Division(s) or the interest credited to the Fixed Account and Fixed DCA Account. In addition, Loan Indebtedness is subtracted from:
•death proceeds at the death of the Insured;
•Surrender Value upon full surrender or termination of a Policy; and
•maturity proceeds paid.
Loan Indebtedness reduces your Net Surrender Value. If the Net Surrender Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
If the Policy terminates with an outstanding loan balance, there may be negative tax consequences.
Loan Account
When a policy loan is taken, a Loan Account is established. The Loan Account is part of our general account.
An amount equal to the loan is transferred from your Divisions and/or Fixed Account to your Loan Account. You may instruct us on the proportions to be taken from your Divisions or the Fixed Account. There are no restrictions on which Divisions or accounts that the loan amount can be transferred from.
Your Loan Account earns interest from the date of transfer. The Loan Account interest rate is 4.00% of the amount in the Loan Account per year. Interest accrues daily and is paid at the end of the Policy Year.
The net policy loan charge is 1.50% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter.
Unscheduled Loans
Unscheduled loans are available in all Policy Years. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge.
Scheduled Loans
After the first Policy Year, scheduled policy loans are available on any Monthly Date if you have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the Policy Year). The loan amount is withdrawn from your Divisions in the same proportion as the most recent Monthly Policy Charge.

Loan Payments
While the Policy is in force and before the Insured dies, you may pay the Loan Indebtedness as follows:
•policy loans may be repaid totally or in part;
•repayments are allocated to the Division(s), Fixed Account and Fixed DCA Account in the proportions used for allocation of premium payments;
•payments that we receive that are not designated as premium payments are applied as loan repayments if there is any Loan Indebtedness;
•the repayments are allocated as of the Valuation Period in which we receive the repayment; and
•repayments are to be sent to our Home Office.
POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)
During the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if (i) the Policy does not satisfy the “no-lapse guarantee test” described below and (ii) the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
After the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
During a grace period, as described below, you may pay the minimum required premium to keep your Policy in force. A Policy will terminate if you have not paid the minimum required premium before the grace period expires.
The Policy also terminates:
•when you make a full Policy surrender;
•when death proceeds are paid; and
•when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the Owner(s) and all optional insurance benefits will end. Subject to certain conditions, you may reinstate a policy that has terminated, as described below.
No-Lapse Guarantee Test
During the first 10 Policy Years, a Policy will not enter a grace period if it meets the “no-lapse guarantee test,” even if the Policy’s Net Surrender Value is insufficient to meet the Monthly Policy Charge. A Policy satisfies the no-lapse guarantee test if ((a) minus (b)) is greater than or equal to (c), where:
(a)    is the sum of the premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the No-Lapse Guarantee Monthly Premiums since the Policy Date to the most recent Monthly Date.
The no-lapse guarantee does not protect the Policy beyond the tenth Policy Year. After the first 10 Policy Years, there is no guarantee that your Policy will stay in force even if you make premium payments under your Planned Periodic Premium schedule unless:
•Your Policy’s Net Surrender Value is at least equal to the Monthly Policy Charge on the current Monthly Date; or
•the Death Benefit Guarantee Rider is in effect.
Grace Period
If a policy is at risk of terminating, we will send you notice of a 61-day grace period during which you can pay the minimum required premium to keep your Policy in force. This grace period begins on the date we mail the notice of impending policy termination to you. The notice will be sent to your last post office address known to us and will tell you the amount of the minimum required premium to avoid termination of your Policy, payment instructions and the grace period end date. your Policy will remain in force during the grace period. If we do not receive the minimum required premium payment by the end of the grace period, your Policy will terminate without value.
No partial surrenders, Face Amount Adjustments, or policy loans may be made during a grace period.

Minimum Required Premium
During the first 10 Policy Years, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement. The cumulative premium shortfall is equal to ((a) minus (b)) plus (c) where:
•(a)   is the cumulative minimum monthly premium due at the start of the grace period.
•(b)   is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
•(c)   is three No-Lapse Guarantee Monthly Premiums.
The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after the grace period. The Net Surrender Value shortfall is equal to ((a) plus (b)) divided by (c) where:
•(a)   is the amount by which the surrender charge is more than the Net Policy Value at the start of the grace period after the Monthly Policy Charge is deducted.
•(b)   is three Monthly Policy Charges.
•(c)   is 1 minus the Maximum Premium Expense Charge percentage.
After the first 10 Policy Years, the minimum required premium is the Net Surrender Value shortfall described above.
If the grace period ends before we receive the minimum required premium, we keep any remaining value in the Policy to cover past due Monthly Policy Charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The length of the Grace Period and/or the calculation for the minimum required premium may be different in some states.
Death During Grace Period
If the Insured dies during a grace period, we will pay the death benefit to the beneficiary(ies). The amount of the death benefit will be reduced by:
•all Monthly Policy Charges due and unpaid at the death of the Insured; and
•any Loan Indebtedness.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated. The Policy may be reinstated provided all of the following conditions are satisfied:
•(a)    such reinstatement is prior to the Policy Maturity Date;
•(b)    you have not surrendered the Policy;
•(c)    not more than three years have elapsed since the Policy terminated (this time period may vary by state);
•(d)    you supply evidence which satisfies us that the Insured is alive and is insurable; and
•(e)    you make the minimum required reinstatement premium as described below.
Minimum Required Premium
During the first 10 Policy Years, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement following expiration of the grace period. The cumulative premium shortfall is ((a) minus (b)) plus (c) where:
•(a)    is the cumulative minimum monthly premium due at the end of the grace period.
•(b)    is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
•(c)    is three no-lapse guarantee monthly premiums.

The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge for three Monthly Dates after the grace period. The Net Surrender Value shortfall is ((a) plus (b)) divided by (c) where:
•(a)    is the amount by which the surrender charge is more than the Net Policy Value at the end of the grace period after the Monthly Policy Charge is deducted.
•(b)    is three Monthly Policy Charges.
•(c)    is 1 minus the Maximum Premium Expense Charge percentage.
During Policy Years 11 and later, the minimum required premium is the Net Surrender Value shortfall described above.
NOTE:    The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated so as to allow us to recover Monthly Policy Charges due and unpaid during the grace period and to provide enough Policy Value to pay three Monthly Policy Charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.
Reinstatement will be effective on the next Monthly Date following the date we approve the reinstatement application. your rights and privileges as Owner(s) are restored upon reinstatement. The reinstated Policy will have the same Policy Date as the original Policy.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of Monthly Policy Charges during the period the Policy was terminated.
Premiums received with your reinstatement application are held in our general account without interest while we complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to your selected Division(s), Fixed Account and/or Fixed DCA Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.
In most states, if you reinstate your Policy, the Death Benefit Guarantee Rider, the Life Paid-Up Rider, the Return of Cost of Insurance Rider (if available; see "OPTIONAL BENEFITS UNDER THE POLICY") and the Surrender Value Enhancement Rider are not reinstated.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.

If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in APPENDIX D. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
• smaller applicable percentages
• lower minimum death benefit
• lower cost of insurance charges
• better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
The example below is based on the following:
• The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).
• Face Amount is $100,000.
• Death Benefit Option 1.
• Policy Value at the date of death is $25,000.
• The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).
• The minimum death benefit under the cash value accumulation test is $84,172.50 (assuming an applicable percentage of 336.69%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,753.98
Cash Value Accumulation Test	$100,000	$84,172.50	$74,753.98

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:
• $161,250 for the guideline premium/cash value corridor test.
• $252,517.50 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$85,853.29
Cash Value Accumulation Test	$100,000	$252,517.50	$176,896.26
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy Value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.
For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the Surrender Value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the Owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or termination of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or termination, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years you make a partial surrender with a corresponding reduction in the Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.

The increase in Policy Value of the Policy is not included in gross income unless and until there is a full surrender or partial surrender under the Policy. A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent the distribution exceeds your investment in the Policy. Transfers between the Division(s) Fixed Account and/or Fixed DCA Account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the Policy Value and the net premiums paid at the time the loan is made.
If the Policy terminates with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your Policy Value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
•made after the Owner attains age 59½; or
•attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or
•part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the Insured dies.

Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), we will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each Underlying Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an Underlying Fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the Underlying Funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS

Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum Face Amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum Face Amount. The increased minimum Face Amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the Insured be 85 or younger as of the Policy Date. Other underwriting restrictions may apply. An applicant for the Policy must:
•furnish satisfactory evidence of insurability of the Insured; and
•meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the Face Amount of the Policy, issue age, gender, and tobacco status. This amount is shown on the policy illustration provided to you by us or your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated owner on the application no later than five Business Days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial premium payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
Your Policy Date is shown on the Data Pages.
Effective Date
The Policy Date and the Effective Date are the same unless a backdated Policy Date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
•employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and
•employees of agents of the Company and its subsidiaries.
Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected Owners and all other Policy Owners with policies funded with the Separate Account.

Statement of Values
You receive an annual statement at the end of each Policy Year. The statement will show:
• beginning and end dates of the current statement period;
• the death benefit at the end of the statement period;
• the Policy Value at the beginning and end of the statement period;
• the Surrender Value, if any, at the end of the statement period;
• all premiums paid during the statement period;
• all charges deducted during the statement period;
• any Loan Indebtedness at the end of the statement period;
• any partial surrenders made during the statement period;
• any investment gain or loss during the statement period;
• total value of each of your Divisions, the Fixed DCA Account and the Fixed Account as of the statement period;
• if applicable, a notice that the policy may terminate without value before the end of the next statement period unless additional premiums are paid (assuming guaranteed interest, mortality and expense loads, and premium charges); and
• any other information required to be included in the statement under state or federal law.

You will also receive a statement as of the end of each calendar quarter. At any time, You may request a free current statement by telephoning 1-800-247-9988. We also send You the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If you elect to use internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:
•change in allocations of future premium payments;
•change in allocation of the Monthly Policy Charge;
•change to your APR instructions;
•change to your scheduled transfer instructions;
•unscheduled transfers; and
•policy loan (not available via the internet) (loan proceeds are mailed to the Owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Your instructions:
•may be given by calling us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;
•may be given by accessing us at www.principal.com (for security purposes, you need a password to use any of the internet services, including viewing your Policy information on-line. If you don’t have a password, you can obtain one at www.principal.com);
•must be received by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day you call;
•are effective the next Business Day if not received until after the close of the NYSE; and
•from one joint Owner are binding on all joint Owners.
Instructions from one joint Owner are binding on all joint Owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record. The procedures for internet include requesting the same personal identification information as well as your password, logging all internet activity and sending written transaction confirmations to the Owner’s address of record.

Misstatement of Age or Gender
We will adjust the death benefit if the age, or gender where applicable, of the Insured has been misstated. The adjusted death benefit will be equal to the death benefit that would have been purchased at the Insured’s correct age, or gender where applicable, of the Insured using the most recent cost of insurance rate charge and adjusting the Net Amount At Risk by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
With respect to material misstatements made in the initial application(s) for the policy, we will not contest the policy after the policy has been in force during the lifetime of the Insured for two years from the Policy Date. With respect to material misstatements made in any subsequent application(s) for additional coverage or reinstatement application(s), we will not contest the additional coverage or reinstated coverage resulting from such application(s) after the additional coverage or reinstated coverage has been in force during the lifetime of the Insured for two years from the date of the Adjustment or reinstatement. The time limits in this Incontestability provision do not apply to fraudulent misrepresentations, when permitted by applicable law in the state where the policy is delivered or issued for delivery.
Independent Registered Public Accounting Firm
The financial statements of the Principal National Life Insurance Company Variable Life Separate Account and the financial statements of Principal National Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, for the periods indicated in their report.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.
FINANCIAL STATEMENTS

[TO BE FILED BY AMENDMENT]

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at [website]. You can also request this information at no cost by calling [phone number] or by sending an email request to [email].
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
In some cases, the current expense ratio reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein International Value - Class A	International Equity	AllianceBernstein
AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)	Small/Mid US Equity
AllianceBernstein Small/Mid Cap Value - Class A	Small/Mid US Equity
American Century VP Capital Appreciation - Class II	Small/Mid US Equity	American Century Investment Management, Inc.
American Century VP Income & Growth - Class II	Large US Equity
American Century VP Inflation Protection - Class II	Inflation-Protected Bond
American Century VP Mid Cap Value - Class II	Small/Mid US Equity
American Century VP Value - Class II	Large US Equity
American Funds Insurance Series Blue Chip Income and Growth - Class 2	Large US Equity	Capital Research and Management Company
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation
American Funds Insurance Series Growth - Class 2	Large US Equity
American Funds Insurance Series International - Class 2	International Equity
American Funds Insurance Series New World - Class 2	International Equity
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp
Calvert Investment Grade Bond Index - Class I	Fixed Income	Calvert Research and Management/Ameritas Investment Partners
Calvert Russell 2000 Small Cap Index Division	Small/Mid US Equity
Calvert VP S&P 500 Index (not available to new investors after 4/25/2014)	Large US Equity
Calvert S&P MidCap 400 Index - Class F	Small/Mid US Equity
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC
Delaware VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company
Delaware VIP SMID Cap Core - Service Class	Small/Mid US Equity
DWS Small Mid Cap Value - Class B	Small/Mid US Equity	DWS Investment Management Americas Inc
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management and Research Co
Fidelity VIP Equity-Income - Service Class 2	Large US Equity

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co
Fidelity VIP High Income - Service Class 2	Fixed Income
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity	Franklin Advisers, Inc.
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisors, LLC
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2	Fixed Income	Franklin Advisers, Inc.
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.
Invesco VI American Value- Series I	Small/Mid US Equity
Invesco VI Core Equity- Series II	Large US Equity
Invesco VI Health Care- Series I	Other-Health
Invesco VI Mid Cap Core Equity- Series II	Small/Mid US Equity
Invesco Oppenheimer VI Main Street Small Cap - Series II	Small/Mid US Equity
Janus Henderson Series Enterprise- Service	Small/Mid US Equity	Janus Capital Management LLC
Janus Henderson Forty - Service	Large US Equity
Janus Henderson Series Global Technology and Innovation - Service	Other-Technology
Lord Abbett Series Fund Developing Growth- Class VC	Small/Mid US Equity	Lord, Abbett & Co, LLC
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company
MFS Mid Cap Value- Service Class	Small/Mid US Equity
MFS New Discovery- Service Class	Small/Mid US Equity
MFS New Discovery Value - Service Class	Small/Mid US Equity
MFS Utilities - Service Class	Other - Utilities
Neuberger Berman AMT Sustainable Equity - I Class	Large US Equity	Neuberger Berman LLC
Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1	Fixed Income	Principal Global Investors
PVC Diversified International- Class 1	International Equity
PVC Equity Income- Class 1	Large US Equity
PVC Government & High Quality Bond- Class 1	Fixed Income
PVC International Emerging Markets- Class 1	International Equity
PVC LargeCap Growth I- Class 1	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC

Fund Company and Fund Name and Class	Fund Type	Advisor/Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
PVC LargeCap S&P 500 Index- Class 1	Large US Equity	Principal Global Investors
PVC MidCap- Class 1	Small/Mid US Equity
PVC Principal Capital Appreciation- Class 1	Large US Equity
PVC Principal LifeTime 2010- Class 1	Asset Allocation
PVC Principal LifeTime 2020- Class 1	Asset Allocation
PVC Principal LifeTime 2030- Class 1	Asset Allocation
PVC Principal LifeTime 2040- Class 1	Asset Allocation
PVC Principal LifeTime 2050- Class 1	Asset Allocation
PVC Principal LifeTime 2060- Class 1	Asset Allocation
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation
PVC Real Estate Securities- Class 1	Small/Mid US Equity
PVC SAM Balanced- Class 1	Asset Allocation
PVC SAM Conservative Balanced- Class 1	Asset Allocation
PVC SAM Conservative Growth- Class 1	Asset Allocation
PVC SAM Flexible Income- Class 1	Asset Allocation
PVC SAM Strategic Growth- Class 1	Asset Allocation
PVC Short-Term Income- Class 1	Short-Term Fixed Income
PVC SmallCap- Class 1	Small/Mid US Equity
Putnam VT Growth Opportunities- Class 1B	Large US Equity	Putnam Investment Management LLC
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation
VanEck VIP Global Hard Assets- Class S	Other-Natural Resources	Van Eck Associates Corp
Wanger International	International Equity	Columbia Wanger Asset Management, LLC

APPENDIX A – SURRENDER CHARGE RATE TABLE

Issue Age	Male	Female	Unisex
0	7.91	7.62	7.85
1	7.95	7.65	7.89
2	8	7.7	7.94
3	8.06	7.75	8
4	8.13	7.81	8.07
5	8.21	7.87	8.14
6	8.29	7.93	8.22
7	8.37	8	8.3
8	8.46	8.07	8.38
9	8.56	8.14	8.48
10	8.66	8.22	8.57
11	8.76	8.3	8.67
12	8.87	8.39	8.78
13	8.99	8.48	8.88
14	9.1	8.57	9
15	9.23	8.67	9.11
16	9.35	8.77	9.23
17	9.47	8.87	9.35
18	9.6	8.98	9.47
19	9.73	9.1	9.6
20	9.86	9.22	9.73
21	10	9.35	9.87
22	10.15	9.48	10.02
23	10.31	9.62	10.17
24	10.48	9.77	10.33
25	10.65	9.93	10.51
26	10.84	10.09	10.69
27	11.03	10.26	10.88
28	11.24	10.45	11.08
29	11.45	10.64	11.29
30	11.68	10.84	11.51
31	11.93	11.05	11.75
32	12.19	11.28	12
33	12.46	11.51	12.27
34	12.76	11.76	12.56
35	13.07	12.03	12.86
36	13.92	12.77	13.69
37	14.81	13.56	14.56
38	15.76	14.39	15.48
39	16.75	15.25	16.45
40	17.81	16.17	17.47
41	18.93	17.13	18.56
42	20.11	18.16	19.71
43	21.36	19.23	20.93
44	22.69	20.37	22.21
45	24.1	21.58	23.58
46	25.45	22.74	24.89
47	26.31	23.45	25.72
48	27.21	24.2	26.59
49	28.18	25	27.52
50	29.21	25.83	28.51

Issue Age	Male	Female	Unisex
51	32.13	28.31	31.33
52	33.38	29.29	32.53
53	34.71	30.32	33.79
54	36.12	31.41	35.13
55	37.62	32.55	36.55
56	39.2	33.76	38.05
57	40.87	35.03	39.63
58	42.63	36.36	41.29
59	44.52	37.77	43.07
60	46.54	39.25	44.97
61	48.7	40.83	47
62	51	42.5	49.16
63	53.45	44.27	51.44
64	56.03	46.15	53.86
65	56.9	48.16	56.42
66	56.83	50.3	56.9
67	56.76	52.59	56.83
68	56.68	55.03	56.76
69	56.59	56.93	56.68
70	56.5	56.86	56.6
71	56.41	56.79	56.51
72	56.34	56.72	56.45
73	56.26	56.65	56.38
74	56.17	56.58	56.3
75	56.08	56.5	56.21
76	55.98	56.42	56.12
77	55.89	56.33	56.04
78	55.81	56.24	55.96
79	55.75	56.14	55.9
80	55.68	56.03	55.84
81	55.64	55.98	55.81
82	55.59	55.94	55.77
83	55.52	55.88	55.73
84	55.47	55.81	55.69
85	55.44	55.76	55.68

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
51	100.0%	97.9%	95.8%	93.7%	91.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
52	100.0%	97.8%	95.7%	93.5%	91.3%	86.7%	82.3%	69.9%	52.4%	31.4%	0.0%
53	100.0%	97.7%	95.5%	93.3%	91.0%	86.4%	82.0%	69.7%	52.2%	31.3%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.8%	86.2%	81.8%	69.5%	52.1%	31.2%	0.0%
55	100.0%	97.6%	95.2%	92.9%	90.5%	85.9%	81.6%	69.3%	51.9%	31.1%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	87.6%	83.2%	70.7%	53.0%	31.8%	0.0%
57	100.0%	97.5%	94.9%	92.4%	89.8%	87.2%	82.8%	70.3%	52.7%	31.6%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.4%	86.8%	82.4%	70.0%	52.5%	31.5%	0.0%
59	100.0%	97.3%	94.5%	91.8%	89.1%	86.4%	82.0%	69.7%	52.2%	31.3%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	86.0%	81.7%	69.4%	52.0%	31.2%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.5%	85.6%	81.3%	69.1%	51.8%	31.0%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.2%	85.2%	80.9%	68.7%	51.5%	30.9%	0.0%
63	100.0%	96.9%	93.9%	90.9%	87.8%	84.8%	80.5%	68.4%	51.3%	30.7%	0.0%
64	100.0%	96.8%	93.7%	90.6%	87.5%	84.3%	80.0%	68.0%	51.0%	30.6%	0.0%
65	100.0%	96.7%	93.5%	90.3%	87.0%	83.8%	79.6%	67.6%	50.7%	30.4%	0.0%
66	100.0%	96.6%	93.3%	89.9%	86.6%	83.2%	79.0%	67.1%	50.3%	30.1%	0.0%
67	100.0%	96.5%	93.0%	89.6%	86.1%	82.6%	78.4%	66.6%	49.9%	29.9%	0.0%
68	100.0%	96.4%	92.8%	89.2%	85.6%	82.0%	77.9%	66.2%	49.6%	29.7%	0.0%
69	100.0%	96.2%	92.5%	88.7%	85.1%	81.4%	77.3%	65.7%	49.2%	29.5%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	76.7%	65.1%	48.8%	29.2%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.1%	80.3%	76.2%	64.7%	48.5%	29.1%	0.0%
72	100.0%	95.8%	91.7%	87.6%	83.6%	79.7%	75.7%	64.3%	48.2%	28.9%	0.0%
73	100.0%	95.7%	91.4%	87.3%	83.1%	79.0%	75.0%	63.7%	47.7%	28.6%	0.0%
74	100.0%	95.5%	91.2%	86.8%	82.6%	78.4%	74.4%	63.2%	47.4%	28.4%	0.0%
75	100.0%	95.4%	90.9%	86.4%	82.1%	77.9%	74.0%	62.9%	47.1%	28.2%	0.0%
76	100.0%	95.2%	90.6%	86.0%	81.6%	77.4%	73.5%	62.4%	46.8%	28.0%	0.0%
77	100.0%	95.1%	90.3%	85.7%	81.2%	76.9%	73.0%	62.0%	46.5%	27.9%	0.0%
78	100.0%	94.9%	90.1%	85.4%	80.9%	76.6%	72.7%	61.7%	46.2%	27.7%	0.0%
79	100.0%	94.8%	89.9%	85.2%	80.6%	76.2%	72.3%	61.4%	46.0%	27.6%	0.0%
80	100.0%	94.7%	89.8%	85.0%	80.3%	75.9%	72.1%	61.2%	45.9%	27.5%	0.0%
81	100.0%	94.7%	89.6%	84.7%	80.1%	75.6%	71.8%	61.0%	45.7%	27.4%	0.0%
82	100.0%	94.6%	89.4%	84.5%	79.8%	75.4%	71.6%	60.8%	45.6%	27.3%	0.0%
83	100.0%	94.5%	89.3%	84.3%	79.7%	75.3%	71.5%	60.7%	45.5%	27.3%	0.0%
84	100.0%	94.4%	89.2%	84.3%	79.6%	75.4%	71.6%	60.8%	45.6%	27.3%	0.0%
85	100.0%	94.4%	89.2%	84.3%	79.8%	75.6%	71.8%	61.0%	45.7%	27.4%	0.0%

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
51	100.0%	98.2%	96.4%	94.6%	92.8%	88.1%	83.6%	71.0%	53.2%	31.9%	0.0%
52	100.0%	98.2%	96.3%	94.5%	92.6%	87.9%	83.5%	70.9%	53.1%	31.8%	0.0%
53	100.0%	98.1%	96.2%	94.3%	92.4%	87.7%	83.3%	70.8%	53.1%	31.8%	0.0%
54	100.0%	98.0%	96.1%	94.2%	92.2%	87.5%	83.1%	70.6%	52.9%	31.7%	0.0%
55	100.0%	98.0%	96.0%	94.0%	92.0%	87.4%	83.0%	70.5%	52.8%	31.6%	0.0%
56	100.0%	97.9%	95.9%	93.8%	91.7%	89.6%	85.1%	72.3%	54.2%	32.5%	0.0%
57	100.0%	97.9%	95.8%	93.6%	91.5%	89.3%	84.8%	72.0%	54.0%	32.4%	0.0%
58	100.0%	97.8%	95.6%	93.4%	91.2%	89.0%	84.5%	71.8%	53.8%	32.2%	0.0%
59	100.0%	97.7%	95.5%	93.2%	90.9%	88.6%	84.1%	71.4%	53.5%	32.1%	0.0%
60	100.0%	97.7%	95.3%	93.0%	90.6%	88.2%	83.7%	71.1%	53.3%	31.9%	0.0%
61	100.0%	97.6%	95.2%	92.7%	90.3%	87.8%	83.4%	70.8%	53.1%	31.8%	0.0%
62	100.0%	97.5%	95.0%	92.5%	90.0%	87.4%	83.0%	70.5%	52.8%	31.6%	0.0%
63	100.0%	97.4%	94.8%	92.2%	89.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
64	100.0%	97.3%	94.6%	92.0%	89.3%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
65	100.0%	97.2%	94.5%	91.7%	88.9%	86.1%	81.7%	69.4%	52.0%	31.2%	0.0%
66	100.0%	97.1%	94.3%	91.4%	88.5%	85.6%	81.3%	69.1%	51.8%	31.0%	0.0%
67	100.0%	97.0%	94.1%	91.1%	88.1%	85.1%	80.8%	68.6%	51.4%	30.8%	0.0%
68	100.0%	96.9%	93.8%	90.8%	87.7%	84.6%	80.3%	68.2%	51.1%	30.6%	0.0%
69	100.0%	96.8%	93.6%	90.4%	87.3%	84.1%	79.8%	67.8%	50.8%	30.4%	0.0%
70	100.0%	96.7%	93.4%	90.1%	86.9%	83.6%	79.4%	67.4%	50.5%	30.3%	0.0%
71	100.0%	96.6%	93.2%	89.8%	86.4%	83.1%	78.9%	67.0%	50.2%	30.1%	0.0%
72	100.0%	96.4%	93.0%	89.5%	86.0%	82.5%	78.3%	66.5%	49.8%	29.8%	0.0%
73	100.0%	96.3%	92.7%	89.1%	85.5%	82.0%	77.9%	66.2%	49.6%	29.7%	0.0%
74	100.0%	96.2%	92.5%	88.8%	85.1%	81.4%	77.3%	65.7%	49.2%	29.5%	0.0%
75	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	76.7%	65.1%	48.8%	29.2%	0.0%
76	100.0%	95.9%	91.9%	88.0%	84.0%	80.1%	76.0%	64.6%	48.4%	29.0%	0.0%
77	100.0%	95.8%	91.7%	87.6%	83.5%	79.5%	75.5%	64.1%	48.0%	28.8%	0.0%
78	100.0%	95.6%	91.4%	87.1%	83.0%	79.0%	75.0%	63.7%	47.7%	28.6%	0.0%
79	100.0%	95.5%	91.0%	86.7%	82.6%	78.5%	74.5%	63.3%	47.4%	28.4%	0.0%
80	100.0%	95.3%	90.8%	86.4%	82.2%	78.1%	74.1%	62.9%	47.1%	28.2%	0.0%
81	100.0%	95.2%	90.7%	86.2%	81.9%	77.8%	73.9%	62.8%	47.1%	28.2%	0.0%
82	100.0%	95.2%	90.5%	86.0%	81.6%	77.3%	73.4%	62.3%	46.7%	28.0%	0.0%
83	100.0%	95.1%	90.3%	85.7%	81.2%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
84	100.0%	95.0%	90.2%	85.4%	80.9%	76.7%	72.8%	61.8%	46.3%	27.7%	0.0%
85	100.0%	94.9%	89.9%	85.2%	80.8%	76.7%	72.8%	61.8%	46.3%	27.7%	0.0%

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
51	100.0%	98.0%	95.9%	93.9%	91.8%	87.2%	82.8%	70.3%	52.7%	31.6%	0.0%
52	100.0%	97.9%	95.8%	93.7%	91.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
53	100.0%	97.8%	95.7%	93.5%	91.3%	86.7%	82.3%	69.9%	52.4%	31.4%	0.0%
54	100.0%	97.8%	95.5%	93.3%	91.1%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
55	100.0%	97.7%	95.4%	93.1%	90.8%	86.2%	81.8%	69.5%	52.1%	31.2%	0.0%
56	100.0%	97.6%	95.3%	92.9%	90.5%	88.1%	83.6%	71.0%	53.2%	31.9%	0.0%
57	100.0%	97.5%	95.1%	92.6%	90.2%	87.7%	83.3%	70.8%	53.1%	31.8%	0.0%
58	100.0%	97.5%	94.9%	92.4%	89.8%	87.3%	82.9%	70.4%	52.8%	31.6%	0.0%
59	100.0%	97.4%	94.7%	92.1%	89.5%	86.9%	82.5%	70.1%	52.5%	31.5%	0.0%
60	100.0%	97.3%	94.6%	91.9%	89.2%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
61	100.0%	97.2%	94.4%	91.7%	88.9%	86.1%	81.7%	69.4%	52.0%	31.2%	0.0%
62	100.0%	97.1%	94.3%	91.4%	88.6%	85.8%	81.5%	69.2%	51.9%	31.1%	0.0%
63	100.0%	97.0%	94.1%	91.2%	88.3%	85.3%	81.0%	68.8%	51.6%	30.9%	0.0%
64	100.0%	96.9%	93.9%	90.9%	87.9%	84.9%	80.6%	68.5%	51.3%	30.7%	0.0%
65	100.0%	96.9%	93.8%	90.6%	87.5%	84.4%	80.1%	68.0%	51.0%	30.6%	0.0%
66	100.0%	96.8%	93.5%	90.3%	87.1%	83.8%	79.6%	67.6%	50.7%	30.4%	0.0%
67	100.0%	96.6%	93.3%	90.0%	86.6%	83.3%	79.1%	67.2%	50.4%	30.2%	0.0%
68	100.0%	96.5%	93.1%	89.6%	86.1%	82.7%	78.5%	66.7%	50.0%	30.0%	0.0%
69	100.0%	96.4%	92.8%	89.2%	85.7%	82.2%	78.0%	66.3%	49.7%	29.8%	0.0%
70	100.0%	96.2%	92.5%	88.9%	85.2%	81.6%	77.5%	65.8%	49.3%	29.5%	0.0%
71	100.0%	96.1%	92.3%	88.5%	84.8%	81.1%	77.0%	65.4%	49.0%	29.4%	0.0%
72	100.0%	96.0%	92.1%	88.2%	84.4%	80.6%	76.5%	65.0%	48.7%	29.2%	0.0%
73	100.0%	95.9%	91.8%	87.8%	83.9%	80.0%	76.0%	64.6%	48.4%	29.0%	0.0%
74	100.0%	95.7%	91.6%	87.5%	83.4%	79.4%	75.4%	64.0%	48.0%	28.8%	0.0%
75	100.0%	95.6%	91.3%	87.1%	82.9%	78.9%	74.9%	63.6%	47.7%	28.6%	0.0%
76	100.0%	95.5%	91.0%	86.7%	82.5%	78.4%	74.4%	63.2%	47.4%	28.4%	0.0%
77	100.0%	95.3%	90.8%	86.4%	82.1%	78.1%	74.1%	62.9%	47.1%	28.2%	0.0%
78	100.0%	95.2%	90.6%	86.1%	81.8%	77.7%	73.8%	62.7%	47.0%	28.2%	0.0%
79	100.0%	95.1%	90.4%	85.9%	81.6%	77.4%	73.5%	62.4%	46.8%	28.0%	0.0%
80	100.0%	95.0%	90.3%	85.8%	81.4%	77.2%	73.3%	62.3%	46.7%	28.0%	0.0%
81	100.0%	95.0%	90.2%	85.6%	81.2%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
82	100.0%	94.9%	90.1%	85.4%	81.0%	76.9%	73.0%	62.0%	46.5%	27.9%	0.0%
83	100.0%	94.9%	90.0%	85.3%	80.9%	76.8%	72.9%	61.9%	46.4%	27.8%	0.0%
84	100.0%	94.8%	89.9%	85.3%	81.0%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
85	100.0%	94.8%	89.9%	85.4%	81.1%	77.3%	73.4%	62.3%	46.7%	28.0%	0.0%

APPENDIX C – TARGET PREMIUM RATES

TARGET PREMIUM RATES (per $1,000 of Face Amount)
For Policies with a Policy Date on or after May 16, 2015*

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.36	2.91	3.27	43	17.14	12.92	16.30
1	3.36	2.91	3.27	44	17.98	13.58	17.10
2	3.36	2.91	3.27	45	18.82	14.24	17.90
3	3.36	2.91	3.27	46	19.82	15.09	18.87
4	3.36	2.91	3.27	47	20.83	15.94	19.85
5	3.36	2.91	3.27	48	21.83	16.79	20.82
6	3.36	2.91	3.27	49	22.83	17.64	21.79
7	3.36	2.91	3.27	50	23.84	18.49	22.77
8	3.36	2.91	3.27	51	24.84	19.33	23.74
9	3.36	2.91	3.27	52	25.84	20.18	24.71
10	3.36	2.91	3.27	53	26.84	21.03	25.68
11	3.53	3.05	3.43	54	27.85	21.88	26.66
12	3.70	3.20	3.60	55	28.85	22.73	27.63
13	3.87	3.34	3.76	56	29.82	23.49	28.55
14	4.03	3.47	3.92	57	30.80	24.24	29.49
15	4.21	3.63	4.09	58	31.77	25.00	30.42
16	4.56	3.93	4.44	59	32.75	25.75	31.35
17	4.93	4.24	4.80	60	33.72	26.51	32.28
18	5.29	4.56	5.14	61	34.69	27.26	33.20
19	5.66	4.87	5.50	62	35.67	28.02	34.14
20	6.02	5.17	5.85	63	36.64	28.77	35.07
21	6.05	5.19	5.87	64	37.62	29.53	36.00
22	6.08	5.24	5.91	65	38.59	30.28	36.93
23	6.09	5.25	5.92	66	38.97	30.87	37.35
24	6.12	5.28	5.95	67	39.34	31.46	37.76
25	6.15	5.30	5.98	68	39.72	32.04	38.18
26	6.57	5.53	6.36	69	40.09	32.62	38.60
27	6.98	5.75	6.73	70	40.47	33.22	39.02
28	7.41	5.98	7.12	71	41.04	33.80	39.59
29	7.83	6.21	7.51	72	41.62	34.38	40.17
30	8.26	6.45	7.90	73	42.20	34.96	40.75
31	8.68	6.68	8.28	74	42.79	35.56	41.34
32	9.12	6.91	8.68	75	43.37	36.14	41.92
33	9.55	7.15	9.07	76	44.82	37.35	43.33
34	9.98	7.38	9.46	77	46.27	38.56	44.73
35	10.42	7.62	9.86	78	47.71	39.77	46.12
36	11.26	8.28	10.66	79	49.16	40.98	47.52
37	12.10	8.94	11.47	80	50.60	42.18	48.92
38	12.94	9.61	12.27	81	52.05	43.39	50.32
39	13.78	10.27	13.08	82	53.50	44.60	51.72
40	14.62	10.93	13.88	83	54.94	45.81	53.11
41	15.46	11.59	14.69	84	56.39	47.02	54.52
42	16.30	12.25	15.49	85	57.83	48.22	55.91

*    In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.

TARGET PREMIUM RATES (per $1,000 of Face Amount)
For Policies with a Policy Date before May 16, 2015

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.36	2.91	3.27	43	15.06	11.50	14.35
1	3.36	2.91	3.27	44	15.67	12.02	14.94
2	3.36	2.91	3.27	45	16.29	12.53	15.54
3	3.36	2.91	3.27	46	17.25	13.26	16.45
4	3.36	2.91	3.27	47	18.21	13.99	17.37
5	3.36	2.91	3.27	48	19.18	14.72	18.28
6	3.36	2.91	3.27	49	20.14	15.45	19.20
7	3.36	2.91	3.27	50	21.10	16.18	20.12
8	3.36	2.91	3.27	51	22.06	16.90	21.03
9	3.36	2.91	3.27	52	23.02	17.63	21.95
10	3.36	2.91	3.27	53	23.99	18.36	22.86
11	3.53	3.05	3.43	54	24.95	19.09	23.78
12	3.70	3.20	3.60	55	25.91	19.82	24.69
13	3.87	3.34	3.76	56	27.18	20.87	25.92
14	4.03	3.47	3.92	57	28.45	21.91	27.14
15	4.21	3.63	4.09	58	29.71	22.96	28.36
16	4.56	3.93	4.44	59	30.98	24.00	29.59
17	4.93	4.24	4.80	60	32.25	25.05	30.81
18	5.29	4.56	5.14	61	33.52	26.10	32.03
19	5.66	4.87	5.50	62	34.79	27.14	33.26
20	6.02	5.17	5.85	63	36.05	28.19	34.48
21	6.05	5.19	5.87	64	37.32	29.23	35.70
22	6.08	5.24	5.91	65	38.59	30.28	36.93
23	6.09	5.25	5.92	66	38.97	30.87	37.35
24	6.12	5.28	5.95	67	39.34	31.46	37.76
25	6.15	5.30	5.98	68	39.72	32.04	38.18
26	6.55	5.51	6.34	69	40.09	32.62	38.60
27	6.94	5.72	6.70	70	40.47	33.22	39.02
28	7.34	5.93	7.06	71	41.04	33.80	39.59
29	7.74	6.14	7.42	72	41.62	34.38	40.17
30	8.14	6.35	7.78	73	42.20	34.96	40.75
31	8.53	6.56	8.14	74	42.79	35.56	41.34
32	8.93	6.77	8.50	75	43.37	36.14	41.92
33	9.33	6.98	8.86	76	44.82	37.35	43.33
34	9.72	7.19	9.22	77	46.27	38.56	44.73
35	10.12	7.40	9.58	78	47.71	39.77	46.12
36	10.74	7.91	10.17	79	49.16	40.98	47.52
37	11.35	8.43	10.77	80	50.60	42.18	48.92
38	11.97	8.94	11.36	81	52.05	43.39	50.32
39	12.59	9.45	11.96	82	53.50	44.60	51.72
40	13.21	9.97	12.56	83	54.94	45.81	53.11
41	13.82	10.48	13.15	84	56.39	47.02	54.52
42	14.44	10.99	13.75	85	57.83	48.22	55.91

APPENDIX D

APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1569.13%	1295.46%	1203.01%	1127.69%	1064.74%	1011.09%	964.65%	923.93%	887.84%	855.58%	826.50%	800.12%	776.05%	753.97%	733.62%	714.80%
1	1530.15%	1267.24%	1178.38%	1105.94%	1045.37%	993.74%	949.02%	909.80%	875.02%	843.92%	815.87%	790.43%	767.20%	745.88%	726.23%	708.04%
2	1482.94%	1230.32%	1144.91%	1075.27%	1017.04%	967.38%	924.36%	886.62%	853.16%	823.22%	796.23%	771.72%	749.35%	728.82%	709.89%	692.36%
3	1433.47%	1190.72%	1108.62%	1041.68%	985.69%	937.94%	896.57%	860.28%	828.09%	799.29%	773.31%	749.73%	728.20%	708.44%	690.22%	673.35%
4	1383.22%	1149.89%	1070.98%	1006.62%	952.80%	906.89%	867.11%	832.21%	801.25%	773.55%	748.56%	725.88%	705.17%	686.16%	668.63%	652.39%
5	1333.54%	1109.26%	1033.40%	971.53%	919.78%	875.64%	837.39%	803.83%	774.06%	747.42%	723.39%	701.57%	681.65%	663.36%	646.50%	630.88%
6	1285.51%	1069.93%	997.00%	937.52%	887.77%	845.33%	808.55%	776.28%	747.65%	722.03%	698.92%	677.94%	658.78%	641.19%	624.97%	609.94%
7	1239.23%	1032.01%	961.90%	904.73%	856.89%	816.09%	780.73%	749.70%	722.17%	697.53%	675.31%	655.13%	636.70%	619.78%	604.17%	589.72%
8	1194.50%	995.31%	927.92%	872.95%	826.97%	787.74%	753.74%	723.90%	697.43%	673.73%	652.36%	632.95%	615.23%	598.95%	583.94%	570.04%
9	1151.27%	959.81%	895.02%	842.18%	797.97%	760.25%	727.56%	698.87%	673.42%	650.63%	630.08%	611.41%	594.36%	578.71%	564.27%	550.90%
10	1109.62%	925.58%	863.30%	812.50%	770.00%	733.74%	702.31%	674.72%	650.24%	628.33%	608.56%	590.61%	574.22%	559.16%	545.27%	532.41%
11	1069.37%	892.47%	832.60%	783.77%	742.91%	708.04%	677.82%	651.29%	627.76%	606.69%	587.68%	570.41%	554.64%	540.16%	526.80%	514.43%
12	1030.88%	860.84%	803.30%	756.35%	717.07%	683.55%	654.50%	628.99%	606.36%	586.10%	567.82%	551.21%	536.05%	522.12%	509.27%	497.36%
13	994.22%	830.80%	775.49%	730.36%	692.60%	660.37%	632.44%	607.91%	586.15%	566.67%	549.09%	533.12%	518.53%	505.13%	492.77%	481.32%
14	959.26%	802.20%	749.04%	705.66%	669.36%	638.38%	611.53%	587.95%	567.02%	548.29%	531.38%	516.02%	501.99%	489.10%	477.21%	466.20%
15	926.02%	775.10%	724.01%	682.32%	647.43%	617.65%	591.83%	569.16%	549.04%	531.03%	514.77%	500.00%	486.50%	474.11%	462.67%	452.07%
16	894.82%	749.82%	700.73%	660.67%	627.14%	598.52%	573.70%	551.91%	532.56%	515.24%	499.61%	485.40%	472.42%	460.50%	449.49%	439.30%
17	865.39%	726.11%	678.95%	640.46%	608.24%	580.74%	556.89%	535.94%	517.35%	500.69%	485.66%	472.00%	459.52%	448.05%	437.46%	427.65%
18	837.56%	703.81%	658.52%	621.55%	590.60%	564.18%	541.26%	521.13%	503.26%	487.26%	472.80%	459.67%	447.67%	436.64%	426.46%	417.02%
19	810.85%	682.43%	638.94%	603.44%	573.71%	548.33%	526.32%	506.98%	489.81%	474.43%	460.54%	447.92%	436.38%	425.78%	415.99%	406.92%
20	785.02%	661.73%	619.97%	585.89%	557.34%	532.97%	511.83%	493.26%	476.77%	461.99%	448.65%	436.52%	425.44%	415.25%	405.84%	397.12%
21	759.92%	641.57%	601.48%	568.76%	541.36%	517.96%	497.66%	479.83%	463.99%	449.80%	436.99%	425.34%	414.69%	404.90%	395.86%	387.48%
22	735.44%	621.83%	583.36%	551.95%	525.65%	503.18%	483.70%	466.58%	451.37%	437.74%	425.44%	414.25%	404.03%	394.62%	385.94%	377.89%
23	711.67%	602.62%	565.70%	535.55%	510.31%	488.75%	470.04%	453.61%	439.01%	425.93%	414.12%	403.38%	393.56%	384.53%	376.20%	368.47%
24	688.55%	583.88%	548.44%	519.51%	495.29%	474.60%	456.65%	440.87%	426.87%	414.31%	402.98%	392.67%	383.24%	374.58%	366.58%	359.16%
25	666.09%	565.64%	531.63%	503.87%	480.63%	460.77%	443.55%	428.42%	414.98%	402.93%	392.05%	382.16%	373.12%	364.80%	357.12%	350.00%
26	644.29%	547.89%	515.26%	488.62%	466.32%	447.27%	430.75%	416.23%	403.34%	391.78%	381.34%	371.85%	363.18%	355.20%	347.83%	341.00%
27	623.22%	530.72%	499.42%	473.86%	452.47%	434.20%	418.35%	404.42%	392.06%	380.97%	370.96%	361.86%	353.54%	345.89%	338.82%	332.27%
28	602.86%	514.11%	484.08%	459.57%	439.05%	421.53%	406.33%	392.97%	381.11%	370.49%	360.89%	352.16%	344.19%	336.85%	330.08%	323.80%
29	583.03%	497.88%	469.07%	445.56%	425.88%	409.07%	394.50%	381.70%	370.33%	360.14%	350.94%	342.57%	334.92%	327.89%	321.40%	315.38%
30	563.67%	481.96%	454.32%	431.77%	412.90%	396.79%	382.81%	370.53%	359.63%	349.86%	341.04%	333.03%	325.70%	318.96%	312.73%	306.96%
31	544.80%	466.40%	439.89%	418.26%	400.16%	384.70%	371.30%	359.53%	349.08%	339.72%	331.26%	323.58%	316.55%	310.09%	304.13%	298.60%
32	526.44%	451.20%	425.76%	405.02%	387.66%	372.84%	359.99%	348.70%	338.68%	329.70%	321.60%	314.23%	307.50%	301.31%	295.59%	290.29%
33	508.58%	436.38%	411.98%	392.08%	375.43%	361.22%	348.89%	338.07%	328.46%	319.86%	312.09%	305.03%	298.57%	292.64%	287.17%	282.09%
34	491.28%	421.99%	398.58%	379.49%	363.52%	349.89%	338.07%	327.69%	318.48%	310.24%	302.79%	296.02%	289.84%	284.15%	278.90%	274.04%
35	474.52%	408.03%	385.57%	367.26%	351.94%	338.87%	327.54%	317.59%	308.76%	300.85%	293.71%	287.23%	281.30%	275.85%	270.83%	266.16%
36	458.30%	394.49%	372.94%	355.37%	340.68%	328.15%	317.28%	307.74%	299.28%	291.70%	284.86%	278.64%	272.96%	267.74%	262.93%	258.46%
37	442.66%	381.42%	360.75%	343.90%	329.81%	317.79%	307.37%	298.23%	290.11%	282.85%	276.29%	270.34%	264.89%	259.89%	255.28%	251.00%
38	427.55%	368.79%	348.96%	332.79%	319.28%	307.76%	297.77%	289.00%	281.23%	274.26%	267.98%	262.27%	257.06%	252.27%	247.85%	243.75%
39	413.01%	356.62%	337.60%	322.10%	309.14%	298.09%	288.52%	280.12%	272.66%	265.99%	259.97%	254.50%	249.51%	244.92%	240.68%	236.76%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
40	399.00%	344.90%	326.65%	311.79%	299.37%	288.77%	279.60%	271.54%	264.40%	258.01%	252.24%	247.00%	242.22%	237.82%	233.77%	230.02%
41	385.51%	333.61%	316.11%	301.86%	289.94%	279.79%	270.99%	263.28%	256.43%	250.31%	244.79%	239.77%	235.19%	230.98%	227.10%	223.50%
42	372.54%	322.75%	305.97%	292.30%	280.89%	271.15%	262.73%	255.33%	248.78%	242.91%	237.62%	232.82%	228.43%	224.40%	220.69%	217.24%
43	360.09%	312.33%	296.24%	283.14%	272.20%	262.87%	254.80%	247.72%	241.44%	235.82%	230.75%	226.15%	221.96%	218.10%	214.55%	211.25%
44	348.13%	302.34%	286.91%	274.36%	263.87%	254.94%	247.20%	240.42%	234.41%	229.03%	224.18%	219.78%	215.76%	212.07%	208.67%	205.52%
45	336.69%	292.78%	277.99%	265.96%	255.92%	247.36%	239.95%	233.46%	227.71%	222.56%	217.92%	213.71%	209.86%	206.34%	203.08%	200.07%
46	325.73%	283.63%	269.47%	257.94%	248.32%	240.13%	233.04%	226.83%	221.32%	216.39%	211.96%	207.93%	204.25%	200.88%	197.77%	194.90%
47	315.22%	274.86%	261.29%	250.26%	241.04%	233.20%	226.42%	220.47%	215.20%	210.49%	206.25%	202.40%	198.89%	195.67%	192.70%	189.95%
48	305.12%	266.45%	253.45%	242.88%	234.07%	226.56%	220.07%	214.38%	209.35%	204.84%	200.79%	197.11%	193.75%	190.67%	187.84%	185.21%
49	295.35%	258.29%	245.85%	235.73%	227.29%	220.11%	213.90%	208.46%	203.64%	199.34%	195.46%	191.94%	188.74%	185.80%	183.09%	180.59%
50	285.91%	250.40%	238.48%	228.79%	220.71%	213.84%	207.90%	202.70%	198.09%	193.98%	190.28%	186.92%	183.86%	181.05%	178.46%	176.07%
51	276.80%	242.77%	231.35%	222.08%	214.35%	207.78%	202.10%	197.12%	192.72%	188.79%	185.25%	182.04%	179.12%	176.44%	173.97%	171.69%
52	268.02%	235.43%	224.49%	215.62%	208.22%	201.93%	196.50%	191.75%	187.54%	183.78%	180.40%	177.34%	174.55%	171.99%	169.64%	167.46%
53	259.61%	228.39%	217.92%	209.43%	202.36%	196.34%	191.15%	186.60%	182.59%	179.00%	175.77%	172.85%	170.18%	167.74%	165.49%	163.42%
54	251.56%	221.65%	211.64%	203.51%	196.75%	191.00%	186.03%	181.69%	177.85%	174.43%	171.35%	168.55%	166.01%	163.68%	161.54%	159.56%
55	243.86%	215.23%	205.65%	197.88%	191.41%	185.91%	181.17%	177.03%	173.36%	170.09%	167.15%	164.49%	162.06%	159.84%	157.80%	155.92%
56	236.52%	209.12%	199.96%	192.53%	186.35%	181.10%	176.57%	172.61%	169.11%	166.00%	163.19%	160.65%	158.34%	156.23%	154.28%	152.49%
57	229.52%	203.30%	194.54%	187.44%	181.54%	176.53%	172.21%	168.43%	165.10%	162.12%	159.45%	157.03%	154.83%	152.82%	150.96%	149.26%
58	222.84%	197.76%	189.39%	182.61%	176.97%	172.19%	168.07%	164.47%	161.29%	158.45%	155.91%	153.61%	151.51%	149.59%	147.83%	146.21%
59	216.41%	192.43%	184.43%	177.95%	172.57%	168.01%	164.08%	160.65%	157.62%	154.92%	152.49%	150.30%	148.31%	146.48%	144.81%	143.26%
60	210.23%	187.30%	179.66%	173.48%	168.34%	163.99%	160.24%	156.97%	154.09%	151.52%	149.21%	147.12%	145.23%	143.49%	141.90%	140.43%
61	204.30%	182.38%	175.09%	169.19%	164.29%	160.15%	156.57%	153.46%	150.71%	148.26%	146.07%	144.08%	142.28%	140.63%	139.12%	137.72%
62	198.65%	177.71%	170.74%	165.12%	160.45%	156.50%	153.09%	150.13%	147.51%	145.18%	143.10%	141.21%	139.50%	137.93%	136.49%	135.17%
63	193.28%	173.28%	166.64%	161.27%	156.83%	153.06%	149.82%	147.00%	144.51%	142.30%	140.32%	138.52%	136.90%	135.41%	134.05%	132.79%
64	188.19%	169.10%	162.77%	157.66%	153.42%	149.84%	146.76%	144.08%	141.71%	139.61%	137.73%	136.03%	134.48%	133.07%	131.78%	130.59%
65	183.35%	165.14%	159.11%	154.24%	150.21%	146.81%	143.88%	141.33%	139.09%	137.09%	135.30%	133.69%	132.23%	130.89%	129.67%	128.54%
66	178.74%	161.38%	155.64%	151.01%	147.18%	143.94%	141.16%	138.75%	136.62%	134.73%	133.03%	131.51%	130.12%	128.86%	127.70%	126.63%
67	174.34%	157.79%	152.33%	147.93%	144.29%	141.22%	138.58%	136.29%	134.28%	132.49%	130.88%	129.44%	128.13%	126.93%	125.84%	124.83%
68	170.11%	154.35%	149.15%	144.97%	141.52%	138.61%	136.11%	133.94%	132.03%	130.34%	128.82%	127.46%	126.22%	125.09%	124.06%	123.11%
69	166.04%	151.04%	146.10%	142.14%	138.86%	136.10%	133.74%	131.69%	129.88%	128.28%	126.85%	125.56%	124.39%	123.33%	122.36%	121.46%
70	162.12%	147.85%	143.16%	139.39%	136.29%	133.68%	131.44%	129.50%	127.80%	126.29%	124.94%	123.72%	122.62%	121.62%	120.70%	119.86%
71	158.36%	144.78%	140.33%	136.76%	133.82%	131.35%	129.24%	127.40%	125.79%	124.37%	123.10%	121.95%	120.92%	119.97%	119.11%	118.32%
72	154.74%	141.83%	137.61%	134.23%	131.45%	129.11%	127.12%	125.39%	123.87%	122.53%	121.33%	120.25%	119.28%	118.39%	117.58%	116.84%
73	151.32%	139.06%	135.06%	131.86%	129.23%	127.02%	125.14%	123.50%	122.07%	120.81%	119.68%	118.67%	117.76%	116.93%	116.17%	115.47%
74	148.07%	136.43%	132.64%	129.61%	127.13%	125.04%	123.27%	121.73%	120.39%	119.20%	118.14%	117.19%	116.33%	115.56%	114.84%	114.19%
75	144.97%	133.92%	130.33%	127.47%	125.13%	123.17%	121.49%	120.05%	118.79%	117.67%	116.68%	115.79%	114.99%	114.26%	113.59%	112.98%
76	142.02%	131.53%	128.14%	125.44%	123.23%	121.38%	119.81%	118.45%	117.27%	116.22%	115.29%	114.46%	113.71%	113.03%	112.41%	111.84%
77	139.20%	129.26%	126.05%	123.50%	121.42%	119.68%	118.20%	116.93%	115.82%	114.84%	113.97%	113.19%	112.49%	111.85%	111.27%	110.74%
78	136.52%	127.10%	124.07%	121.66%	119.70%	118.07%	116.68%	115.48%	114.44%	113.53%	112.71%	111.99%	111.33%	110.74%	110.20%	109.71%
79	133.99%	125.07%	122.20%	119.94%	118.09%	116.55%	115.25%	114.13%	113.16%	112.30%	111.54%	110.86%	110.25%	109.70%	109.20%	108.74%
80	131.61%	123.17%	120.47%	118.33%	116.60%	115.15%	113.93%	112.88%	111.97%	111.17%	110.46%	109.83%	109.26%	108.74%	108.28%	107.85%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16

81	129.39%	121.40%	118.85%	116.84%	115.21%	113.85%	112.71%	111.72%	110.87%	110.12%	109.46%	108.87%	108.34%	107.86%	107.43%	107.03%
82	127.31%	119.76%	117.36%	115.47%	113.93%	112.66%	111.59%	110.67%	109.87%	109.18%	108.56%	108.01%	107.52%	107.07%	106.67%	106.30%
83	125.37%	118.23%	115.97%	114.19%	112.75%	111.56%	110.55%	109.69%	108.95%	108.30%	107.73%	107.22%	106.76%	106.34%	105.97%	105.63%
84	123.54%	116.80%	114.66%	112.99%	111.64%	110.52%	109.58%	108.78%	108.09%	107.48%	106.95%	106.47%	106.05%	105.67%	105.32%	105.00%
85	121.83%	115.46%	113.45%	111.87%	110.60%	109.56%	108.68%	107.93%	107.29%	106.72%	106.23%	105.78%	105.39%	105.03%	104.71%	104.42%
86	120.23%	114.22%	112.32%	110.84%	109.65%	108.67%	107.85%	107.15%	106.55%	106.02%	105.56%	105.15%	104.78%	104.45%	104.15%	103.88%
87	118.75%	113.08%	111.29%	109.90%	108.78%	107.86%	107.09%	106.43%	105.87%	105.38%	104.95%	104.57%	104.23%	103.92%	103.64%	103.39%
88	117.39%	112.05%	110.36%	109.04%	107.99%	107.12%	106.40%	105.79%	105.26%	104.80%	104.40%	104.05%	103.73%	103.44%	103.19%	102.95%
89	116.14%	111.11%	109.52%	108.27%	107.28%	106.46%	105.79%	105.21%	104.72%	104.29%	103.91%	103.58%	103.28%	103.02%	102.78%	102.56%
90	114.98%	110.27%	108.76%	107.59%	106.65%	105.88%	105.24%	104.70%	104.24%	103.83%	103.48%	103.17%	102.89%	102.64%	102.42%	102.22%
91	113.92%	109.52%	108.10%	106.99%	106.11%	105.38%	104.78%	104.27%	103.83%	103.45%	103.12%	102.83%	102.56%	102.33%	102.13%	101.97%
92	112.89%	108.82%	107.49%	106.44%	105.60%	104.92%	104.35%	103.87%	103.46%	103.10%	102.79%	102.51%	102.27%	102.05%	101.97%	101.00%
93	111.89%	108.16%	106.91%	105.93%	105.14%	104.49%	103.95%	103.50%	103.11%	102.78%	102.48%	102.23%	102.00%	101.97%	101.00%	101.00%
94	110.88%	107.53%	106.38%	105.45%	104.71%	104.10%	103.59%	103.16%	102.79%	102.48%	102.20%	101.97%	101.97%	101.00%	101.00%	101.00%
95	109.83%	106.91%	105.87%	105.01%	104.32%	103.74%	103.26%	102.85%	102.50%	102.20%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
96	108.68%	106.29%	105.38%	104.61%	103.97%	103.43%	102.98%	102.59%	102.26%	101.98%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
97	107.33%	105.55%	104.82%	104.18%	103.61%	103.13%	102.71%	102.34%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.61%	104.55%	104.06%	103.61%	103.19%	102.80%	102.44%	102.11%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.30%	102.95%	102.78%	102.61%	102.44%	102.26%	102.09%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1871.18%	1550.58%	1442.06%	1353.71%	1279.93%	1217.10%	1162.74%	1115.10%	1072.89%	1035.14%	1001.13%	970.28%	942.11%	916.27%	892.44%	870.39%
1	1814.33%	1506.36%	1402.09%	1317.18%	1246.26%	1185.87%	1133.61%	1087.79%	1047.20%	1010.90%	978.18%	948.49%	921.39%	896.52%	873.59%	852.36%
2	1754.86%	1458.98%	1358.78%	1277.18%	1209.02%	1150.97%	1100.73%	1056.69%	1017.66%	982.76%	951.30%	922.75%	896.69%	872.77%	850.71%	830.29%
3	1694.51%	1410.18%	1313.89%	1235.46%	1169.96%	1114.16%	1065.87%	1023.53%	986.01%	952.46%	922.21%	894.76%	869.70%	846.70%	825.49%	805.85%
4	1634.44%	1361.19%	1268.64%	1193.25%	1130.29%	1076.65%	1030.23%	989.53%	953.46%	921.21%	892.13%	865.73%	841.64%	819.52%	799.13%	780.25%
5	1576.08%	1313.46%	1224.50%	1152.05%	1091.52%	1039.97%	995.34%	956.22%	921.55%	890.54%	862.58%	837.21%	814.04%	792.78%	773.17%	755.01%
6	1519.42%	1267.00%	1181.50%	1111.86%	1053.68%	1004.12%	961.23%	923.62%	890.29%	860.48%	833.60%	809.21%	786.94%	766.49%	747.64%	730.19%
7	1464.64%	1222.04%	1139.86%	1072.92%	1017.00%	969.37%	928.13%	891.98%	859.94%	831.28%	805.44%	781.99%	760.58%	740.93%	722.80%	706.02%
8	1412.28%	1179.12%	1100.14%	1035.80%	982.05%	936.27%	896.63%	861.89%	831.09%	803.54%	778.70%	756.16%	735.57%	716.68%	699.25%	683.12%
9	1361.63%	1137.56%	1061.65%	999.81%	948.15%	904.14%	866.05%	832.65%	803.04%	776.56%	752.69%	731.02%	711.23%	693.07%	676.32%	660.80%
10	1312.67%	1097.32%	1024.36%	964.92%	915.27%	872.97%	836.36%	804.26%	775.80%	750.34%	727.40%	706.56%	687.54%	670.08%	653.98%	639.07%
11	1265.49%	1058.52%	988.40%	931.28%	883.56%	842.90%	807.71%	776.86%	749.50%	725.04%	702.98%	682.96%	664.67%	647.89%	632.41%	618.07%
12	1220.02%	1021.12%	953.73%	898.83%	852.96%	813.89%	780.06%	750.41%	724.12%	700.60%	679.40%	660.15%	642.58%	626.44%	611.56%	597.78%
13	1176.58%	985.44%	920.68%	867.92%	823.84%	786.29%	753.79%	725.28%	700.02%	677.41%	657.04%	638.54%	621.65%	606.14%	591.84%	578.60%
14	1134.91%	951.25%	889.02%	838.32%	795.96%	759.88%	728.64%	701.25%	676.97%	655.25%	635.66%	617.89%	601.65%	586.75%	573.01%	560.28%
15	1094.92%	918.45%	858.65%	809.94%	769.24%	734.56%	704.55%	678.23%	654.90%	634.02%	615.20%	598.12%	582.52%	568.20%	554.99%	542.76%
16	1056.41%	886.86%	829.40%	782.59%	743.49%	710.17%	681.33%	656.04%	633.62%	613.56%	595.48%	579.07%	564.08%	550.32%	537.62%	525.87%
17	1019.50%	856.61%	801.41%	756.43%	718.86%	686.85%	659.14%	634.85%	613.31%	594.04%	576.67%	560.90%	546.49%	533.27%	521.08%	509.78%
18	983.92%	827.43%	774.40%	731.19%	695.10%	664.35%	637.73%	614.38%	593.69%	575.18%	558.49%	543.34%	529.50%	516.80%	505.09%	494.24%
19	949.61%	799.27%	748.33%	706.82%	672.15%	642.61%	617.04%	594.61%	574.73%	556.95%	540.92%	526.37%	513.08%	500.87%	489.62%	479.20%
20	916.60%	772.18%	723.24%	683.37%	650.06%	621.69%	597.12%	575.59%	556.49%	539.41%	524.01%	510.03%	497.27%	485.55%	474.74%	464.73%
21	884.67%	745.94%	698.93%	660.63%	628.64%	601.38%	577.79%	557.10%	538.76%	522.36%	507.57%	494.14%	481.88%	470.63%	460.25%	450.63%
22	853.79%	720.53%	675.37%	638.58%	607.85%	581.67%	559.01%	539.14%	521.53%	505.78%	491.57%	478.68%	466.90%	456.10%	446.13%	436.89%
23	823.99%	695.98%	652.61%	617.27%	587.76%	562.61%	540.85%	521.77%	504.85%	489.72%	476.08%	463.70%	452.39%	442.01%	432.44%	423.58%
24	795.11%	672.15%	630.49%	596.55%	568.20%	544.05%	523.15%	504.82%	488.58%	474.05%	460.95%	449.06%	438.20%	428.23%	419.04%	410.53%
25	767.25%	649.13%	609.11%	576.52%	549.29%	526.10%	506.02%	488.42%	472.82%	458.87%	446.29%	434.87%	424.45%	414.88%	406.05%	397.88%
26	740.35%	626.89%	588.46%	557.15%	531.00%	508.72%	489.44%	472.54%	457.56%	444.16%	432.08%	421.12%	411.11%	401.92%	393.45%	385.61%
27	714.38%	605.40%	568.48%	538.41%	513.30%	491.91%	473.39%	457.16%	442.78%	429.91%	418.32%	407.79%	398.18%	389.36%	381.23%	373.69%
28	689.39%	584.72%	549.26%	520.38%	496.26%	475.72%	457.94%	442.36%	428.55%	416.19%	405.06%	394.96%	385.73%	377.26%	369.45%	362.23%
29	665.29%	564.76%	530.70%	502.97%	479.81%	460.08%	443.01%	428.05%	414.79%	402.93%	392.24%	382.54%	373.69%	365.56%	358.06%	351.13%
30	642.04%	545.49%	512.78%	486.15%	463.91%	444.97%	428.58%	414.21%	401.48%	390.10%	379.84%	370.53%	362.03%	354.23%	347.03%	340.37%
31	619.58%	526.85%	495.44%	469.86%	448.51%	430.32%	414.58%	400.79%	388.57%	377.64%	367.79%	358.85%	350.69%	343.21%	336.30%	329.91%
32	597.97%	508.91%	478.75%	454.19%	433.68%	416.22%	401.11%	387.87%	376.14%	365.65%	356.19%	347.62%	339.79%	332.60%	325.98%	319.84%
33	577.13%	491.61%	462.64%	439.06%	419.37%	402.60%	388.10%	375.39%	364.13%	354.06%	344.98%	336.75%	329.24%	322.34%	315.99%	310.10%
34	557.07%	474.93%	447.12%	424.48%	405.57%	389.48%	375.55%	363.35%	352.54%	342.88%	334.17%	326.27%	319.06%	312.45%	306.35%	300.70%
35	537.75%	458.88%	432.18%	410.44%	392.29%	376.84%	363.48%	351.76%	341.39%	332.12%	323.76%	316.18%	309.26%	302.91%	297.06%	291.65%
36	519.22%	443.50%	417.86%	396.99%	379.57%	364.74%	351.91%	340.67%	330.72%	321.82%	313.80%	306.53%	299.89%	293.80%	288.19%	283.00%
37	501.37%	428.66%	404.05%	384.01%	367.29%	353.06%	340.75%	329.96%	320.41%	311.87%	304.18%	297.20%	290.84%	285.00%	279.62%	274.64%
38	484.19%	414.39%	390.76%	371.53%	355.48%	341.82%	330.01%	319.66%	310.49%	302.30%	294.93%	288.23%	282.13%	276.53%	271.37%	266.59%
39	467.62%	400.61%	377.93%	359.47%	344.06%	330.96%	319.62%	309.69%	300.90%	293.04%	285.97%	279.55%	273.69%	268.32%	263.38%	258.80%
40	451.63%	387.30%	365.52%	347.81%	333.03%	320.45%	309.57%	300.05%	291.61%	284.07%	277.29%	271.13%	265.52%	260.37%	255.62%	251.23%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	436.21%	374.45%	353.55%	336.55%	322.36%	310.29%	299.85%	290.72%	282.63%	275.40%	268.89%	262.98%	257.60%	252.66%	248.12%	243.91%
42	421.34%	362.05%	341.99%	325.67%	312.06%	300.48%	290.47%	281.70%	273.94%	267.01%	260.77%	255.10%	249.94%	245.21%	240.85%	236.82%
43	407.02%	350.11%	330.86%	315.20%	302.14%	291.03%	281.42%	273.01%	265.57%	258.92%	252.93%	247.51%	242.56%	238.02%	233.84%	229.98%
44	393.24%	338.62%	320.14%	305.11%	292.58%	281.92%	272.71%	264.64%	257.50%	251.13%	245.38%	240.18%	235.44%	231.09%	227.08%	223.38%
45	379.99%	327.56%	309.83%	295.41%	283.39%	273.16%	264.32%	256.59%	249.74%	243.62%	238.12%	233.13%	228.58%	224.42%	220.58%	217.03%
46	367.25%	316.93%	299.92%	286.09%	274.55%	264.74%	256.26%	248.85%	242.28%	236.42%	231.14%	226.36%	222.00%	218.01%	214.33%	210.93%
47	355.02%	306.74%	290.41%	277.14%	266.08%	256.67%	248.54%	241.43%	235.13%	229.51%	224.45%	219.87%	215.69%	211.87%	208.34%	205.08%
48	343.31%	296.98%	281.32%	268.59%	257.97%	248.95%	241.16%	234.34%	228.30%	222.92%	218.07%	213.68%	209.68%	206.01%	202.63%	199.51%
49	332.07%	287.63%	272.60%	260.39%	250.22%	241.57%	234.09%	227.56%	221.77%	216.61%	211.97%	207.76%	203.92%	200.41%	197.18%	194.19%
50	321.32%	278.69%	264.28%	252.57%	242.82%	234.52%	227.36%	221.09%	215.55%	210.61%	206.16%	202.13%	198.45%	195.09%	191.99%	189.13%
51	311.03%	270.14%	256.33%	245.10%	235.75%	227.80%	220.94%	214.93%	209.62%	204.88%	200.62%	196.76%	193.25%	190.02%	187.06%	184.32%
52	301.18%	261.97%	248.73%	237.97%	229.00%	221.39%	214.81%	209.06%	203.97%	199.44%	195.35%	191.66%	188.29%	185.21%	182.37%	179.75%
53	291.76%	254.18%	241.48%	231.17%	222.58%	215.28%	208.98%	203.48%	198.61%	194.26%	190.35%	186.82%	183.59%	180.64%	177.93%	175.42%
54	282.76%	246.74%	234.57%	224.69%	216.46%	209.47%	203.44%	198.17%	193.50%	189.35%	185.61%	182.22%	179.14%	176.31%	173.72%	171.32%
55	274.15%	239.63%	227.97%	218.51%	210.63%	203.93%	198.16%	193.11%	188.65%	184.67%	181.09%	177.85%	174.90%	172.20%	169.72%	167.43%
56	265.90%	232.83%	221.67%	212.61%	205.06%	198.66%	193.13%	188.30%	184.03%	180.22%	176.80%	173.70%	170.89%	168.30%	165.93%	163.74%
57	258.03%	226.35%	215.66%	206.99%	199.77%	193.64%	188.35%	183.73%	179.65%	176.01%	172.74%	169.78%	167.08%	164.61%	162.35%	160.25%
58	250.49%	220.16%	209.93%	201.63%	194.72%	188.86%	183.80%	179.38%	175.48%	172.00%	168.88%	166.05%	163.47%	161.12%	158.95%	156.95%
59	243.28%	214.25%	204.46%	196.52%	189.91%	184.31%	179.48%	175.25%	171.53%	168.20%	165.22%	162.52%	160.06%	157.81%	155.74%	153.84%
60	236.36%	208.59%	199.22%	191.63%	185.31%	179.96%	175.34%	171.30%	167.74%	164.57%	161.72%	159.14%	156.80%	154.65%	152.68%	150.86%
61	229.72%	203.15%	194.19%	186.93%	180.90%	175.78%	171.37%	167.52%	164.12%	161.09%	158.38%	155.92%	153.68%	151.64%	149.76%	148.02%
62	223.33%	197.92%	189.37%	182.43%	176.66%	171.78%	167.57%	163.89%	160.65%	157.76%	155.17%	152.83%	150.70%	148.75%	146.96%	145.31%
63	217.19%	192.91%	184.73%	178.10%	172.60%	167.93%	163.92%	160.41%	157.32%	154.57%	152.10%	149.87%	147.84%	145.98%	144.28%	142.70%
64	211.28%	188.08%	180.27%	173.94%	168.69%	164.24%	160.41%	157.07%	154.12%	151.50%	149.15%	147.02%	145.09%	143.32%	141.70%	140.21%
65	205.60%	183.43%	175.97%	169.94%	164.93%	160.69%	157.04%	153.85%	151.05%	148.55%	146.31%	144.29%	142.45%	140.77%	139.23%	137.81%
66	200.13%	178.96%	171.85%	166.09%	161.31%	157.27%	153.79%	150.76%	148.09%	145.72%	143.59%	141.66%	139.92%	138.32%	136.86%	135.51%
67	194.87%	174.67%	167.88%	162.39%	157.84%	153.99%	150.68%	147.79%	145.25%	142.99%	140.97%	139.14%	137.48%	135.97%	134.58%	133.30%
68	189.81%	170.53%	164.06%	158.83%	154.50%	150.83%	147.68%	144.94%	142.53%	140.38%	138.46%	136.72%	135.15%	133.71%	132.39%	131.18%
69	184.95%	166.57%	160.40%	155.41%	151.29%	147.80%	144.81%	142.20%	139.91%	137.87%	136.05%	134.40%	132.91%	131.55%	130.30%	129.15%
70	180.27%	162.75%	156.88%	152.13%	148.21%	144.89%	142.05%	139.57%	137.40%	135.47%	133.74%	132.18%	130.76%	129.47%	128.29%	127.20%
71	175.79%	159.10%	153.50%	148.99%	145.26%	142.11%	139.41%	137.06%	135.00%	133.16%	131.52%	130.05%	128.71%	127.49%	126.37%	125.34%
72	171.49%	155.60%	150.28%	145.99%	142.44%	139.45%	136.89%	134.66%	132.71%	130.97%	129.42%	128.02%	126.76%	125.60%	124.55%	123.57%
73	167.38%	152.26%	147.20%	143.12%	139.75%	136.92%	134.49%	132.38%	130.53%	128.89%	127.42%	126.10%	124.90%	123.81%	122.82%	121.90%
74	163.44%	149.06%	144.25%	140.38%	137.19%	134.50%	132.20%	130.21%	128.45%	126.90%	125.52%	124.27%	123.14%	122.11%	121.17%	120.31%
75	159.67%	146.01%	141.45%	137.77%	134.75%	132.20%	130.02%	128.14%	126.48%	125.02%	123.71%	122.53%	121.47%	120.50%	119.62%	118.80%
76	156.07%	143.09%	138.76%	135.28%	132.41%	130.00%	127.95%	126.16%	124.60%	123.22%	121.99%	120.88%	119.88%	118.97%	118.14%	117.37%
77	152.61%	140.31%	136.20%	132.90%	130.19%	127.91%	125.97%	124.28%	122.81%	121.51%	120.35%	119.31%	118.37%	117.51%	116.73%	116.02%
78	149.31%	137.64%	133.75%	130.63%	128.06%	125.91%	124.07%	122.49%	121.10%	119.88%	118.79%	117.81%	116.93%	116.13%	115.39%	114.72%
79	146.14%	135.09%	131.40%	128.45%	126.03%	124.00%	122.27%	120.77%	119.47%	118.32%	117.30%	116.38%	115.55%	114.80%	114.11%	113.49%
80	143.10%	132.65%	129.16%	126.37%	124.08%	122.16%	120.53%	119.13%	117.90%	116.82%	115.86%	115.00%	114.23%	113.52%	112.88%	112.30%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	140.19%	130.30%	127.01%	124.37%	122.21%	120.40%	118.86%	117.54%	116.39%	115.37%	114.47%	113.67%	112.94%	112.28%	111.68%	111.14%
82	137.46%	128.12%	125.01%	122.52%	120.47%	118.77%	117.33%	116.08%	115.00%	114.05%	113.20%	112.45%	111.77%	111.15%	110.59%	110.08%
83	134.91%	126.10%	123.16%	120.81%	118.88%	117.28%	115.92%	114.75%	113.73%	112.84%	112.05%	111.34%	110.71%	110.13%	109.61%	109.13%
84	132.49%	124.20%	121.43%	119.21%	117.40%	115.89%	114.61%	113.51%	112.56%	111.72%	110.98%	110.32%	109.72%	109.19%	108.70%	108.26%
85	130.20%	122.42%	119.80%	117.72%	116.01%	114.59%	113.39%	112.36%	111.46%	110.68%	109.99%	109.37%	108.82%	108.32%	107.86%	107.45%
86	128.04%	120.75%	118.30%	116.33%	114.73%	113.39%	112.26%	111.30%	110.46%	109.73%	109.08%	108.50%	107.98%	107.52%	107.10%	106.71%
87	125.96%	119.14%	116.83%	114.99%	113.48%	112.22%	111.16%	110.25%	109.46%	108.78%	108.17%	107.63%	107.14%	106.71%	106.31%	105.96%
88	124.03%	117.68%	115.52%	113.79%	112.37%	111.19%	110.19%	109.33%	108.59%	107.95%	107.37%	106.87%	106.41%	106.00%	105.63%	105.30%
89	122.23%	116.36%	114.34%	112.72%	111.39%	110.28%	109.34%	108.54%	107.84%	107.23%	106.69%	106.21%	105.79%	105.40%	105.05%	104.74%
90	120.55%	115.16%	113.29%	111.78%	110.54%	109.50%	108.63%	107.87%	107.22%	106.65%	106.15%	105.70%	105.29%	104.93%	104.60%	104.30%
91	118.92%	114.03%	112.32%	110.92%	109.77%	108.82%	108.00%	107.31%	106.70%	106.17%	105.71%	105.29%	104.92%	104.58%	104.28%	104.00%
92	117.17%	112.78%	111.22%	109.94%	108.88%	107.99%	107.25%	106.60%	106.05%	105.56%	105.13%	104.75%	104.41%	104.10%	103.82%	103.57%
93	115.39%	111.50%	110.08%	108.91%	107.94%	107.13%	106.44%	105.85%	105.34%	104.89%	104.50%	104.15%	103.84%	103.56%	103.31%	103.07%
94	113.63%	110.24%	108.97%	107.92%	107.04%	106.29%	105.66%	105.11%	104.64%	104.24%	103.88%	103.56%	103.27%	103.02%	102.79%	102.58%
95	111.88%	109.03%	107.93%	106.99%	106.20%	105.52%	104.93%	104.43%	104.00%	103.62%	103.28%	102.99%	102.73%	102.50%	102.29%	102.10%
96	110.15%	107.90%	106.98%	106.18%	105.49%	104.88%	104.35%	103.88%	103.48%	103.13%	102.81%	102.54%	102.30%	102.09%	101.97%	101.97%
97	108.30%	106.71%	106.02%	105.40%	104.83%	104.32%	103.85%	103.44%	103.06%	102.73%	102.43%	102.16%	101.97%	101.97%	101.00%	101.00%
98	106.19%	105.33%	104.93%	104.54%	104.18%	103.83%	103.50%	103.18%	102.89%	102.61%	102.34%	102.10%	101.00%	101.00%	101.00%	101.00%
99	103.48%	103.22%	103.09%	102.96%	102.83%	102.70%	102.57%	102.44%	102.31%	102.19%	102.06%	101.97%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1620.92%	1337.91%	1242.50%	1164.84%	1099.98%	1044.74%	996.93%	955.03%	917.90%	884.70%	854.78%	827.64%	802.88%	780.16%	759.22%	739.85%
1	1579.05%	1307.16%	1215.44%	1140.76%	1078.38%	1025.22%	979.20%	938.85%	903.08%	871.09%	842.26%	816.09%	792.21%	770.29%	750.08%	731.38%
2	1529.85%	1268.58%	1180.44%	1108.65%	1048.66%	997.54%	953.28%	914.46%	880.05%	849.27%	821.52%	796.33%	773.33%	752.22%	732.76%	714.75%
3	1478.47%	1227.38%	1142.65%	1073.64%	1015.98%	966.82%	924.26%	886.93%	853.84%	824.22%	797.53%	773.29%	751.16%	730.85%	712.13%	694.79%
4	1426.61%	1185.28%	1103.83%	1037.49%	982.05%	934.80%	893.87%	857.98%	826.15%	797.67%	771.99%	748.68%	727.40%	707.86%	689.84%	673.16%
5	1375.49%	1143.52%	1065.23%	1001.45%	948.15%	902.71%	863.37%	828.85%	798.24%	770.86%	746.16%	723.75%	703.27%	684.48%	667.15%	651.10%
6	1325.90%	1102.91%	1027.65%	966.34%	915.10%	871.42%	833.59%	800.40%	770.97%	744.63%	720.88%	699.32%	679.63%	661.56%	644.89%	629.45%
7	1278.13%	1063.79%	991.44%	932.50%	883.23%	841.24%	804.86%	772.95%	744.65%	719.33%	696.49%	675.75%	656.82%	639.43%	623.40%	608.55%
8	1232.10%	1026.07%	956.52%	899.86%	852.50%	812.12%	777.15%	746.46%	719.25%	694.90%	672.94%	653.00%	634.79%	618.07%	602.65%	588.36%
9	1187.60%	989.56%	922.71%	868.24%	822.71%	783.89%	750.27%	720.76%	694.60%	671.18%	650.06%	630.89%	613.37%	597.29%	582.46%	568.72%
10	1144.73%	954.37%	890.10%	837.74%	793.97%	756.65%	724.32%	695.96%	670.80%	648.28%	627.97%	609.53%	592.69%	577.22%	562.96%	549.74%
11	1103.30%	920.32%	858.54%	808.20%	766.13%	730.25%	699.17%	671.89%	647.70%	626.05%	606.52%	588.79%	572.59%	557.72%	544.00%	531.29%
12	1063.58%	887.70%	828.32%	779.93%	739.48%	704.99%	675.10%	648.88%	625.62%	604.80%	586.02%	568.97%	553.39%	539.09%	525.89%	513.67%
13	1025.77%	856.73%	799.65%	753.14%	714.25%	681.10%	652.37%	627.16%	604.79%	584.77%	566.72%	550.32%	535.33%	521.58%	508.88%	497.13%
14	989.64%	827.18%	772.32%	727.61%	690.24%	658.36%	630.74%	606.51%	585.00%	565.76%	548.39%	532.62%	518.21%	504.98%	492.77%	481.46%
15	955.23%	799.11%	746.39%	703.43%	667.50%	636.87%	610.32%	587.02%	566.35%	547.84%	531.14%	515.98%	502.12%	489.40%	477.66%	466.78%
16	922.82%	772.82%	722.16%	680.88%	646.35%	616.91%	591.39%	568.99%	549.12%	531.33%	515.28%	500.70%	487.37%	475.13%	463.84%	453.38%
17	892.14%	748.05%	699.38%	659.71%	626.54%	598.25%	573.73%	552.20%	533.10%	516.00%	500.57%	486.55%	473.74%	461.97%	451.11%	441.05%
18	863.05%	724.66%	677.91%	639.81%	607.94%	580.76%	557.20%	536.52%	518.17%	501.73%	486.90%	473.43%	461.11%	449.80%	439.36%	429.68%
19	835.09%	702.19%	657.30%	620.71%	590.11%	564.00%	541.37%	521.50%	503.87%	488.08%	473.83%	460.88%	449.04%	438.17%	428.13%	418.83%
20	808.09%	680.48%	637.38%	602.24%	572.85%	547.78%	526.04%	506.96%	490.03%	474.86%	461.17%	448.73%	437.36%	426.91%	417.27%	408.33%
21	781.83%	659.31%	617.92%	584.19%	555.97%	531.89%	511.03%	492.70%	476.44%	461.87%	448.73%	436.78%	425.86%	415.82%	406.56%	397.97%
22	756.31%	638.67%	598.94%	566.55%	539.46%	516.35%	496.31%	478.72%	463.10%	449.12%	436.49%	425.02%	414.53%	404.89%	396.00%	387.75%
23	731.54%	618.60%	580.46%	549.37%	523.37%	501.18%	481.95%	465.06%	450.07%	436.65%	424.53%	413.51%	403.44%	394.19%	385.65%	377.73%
24	707.43%	599.00%	562.39%	532.55%	507.59%	486.29%	467.83%	451.63%	437.24%	424.35%	412.72%	402.14%	392.48%	383.60%	375.40%	367.80%
25	684.04%	579.96%	544.81%	516.17%	492.22%	471.78%	454.06%	438.51%	424.70%	412.33%	401.17%	391.02%	381.75%	373.22%	365.35%	358.06%
26	661.36%	561.45%	527.72%	500.23%	477.24%	457.63%	440.63%	425.70%	412.45%	400.58%	389.87%	380.14%	371.24%	363.06%	355.51%	348.51%
27	639.47%	543.57%	511.20%	484.82%	462.76%	443.94%	427.63%	413.31%	400.60%	389.22%	378.94%	369.61%	361.07%	353.22%	345.98%	339.27%
28	618.33%	526.29%	495.23%	469.92%	448.76%	430.71%	415.06%	401.33%	389.14%	378.22%	368.36%	359.41%	351.22%	343.70%	336.75%	330.31%
29	597.76%	509.43%	479.62%	455.34%	435.04%	417.72%	402.71%	389.54%	377.85%	367.38%	357.93%	349.34%	341.49%	334.28%	327.62%	321.44%
30	577.72%	492.94%	464.34%	441.04%	421.56%	404.95%	390.56%	377.92%	366.71%	356.67%	347.61%	339.37%	331.85%	324.93%	318.55%	312.63%
31	558.24%	476.86%	449.42%	427.07%	408.38%	392.45%	378.64%	366.52%	355.77%	346.14%	337.45%	329.56%	322.34%	315.71%	309.59%	303.92%
32	539.30%	461.20%	434.86%	413.41%	395.49%	380.20%	366.96%	355.34%	345.03%	335.79%	327.46%	319.89%	312.98%	306.62%	300.75%	295.32%
33	520.93%	445.96%	420.69%	400.11%	382.91%	368.25%	355.55%	344.40%	334.51%	325.66%	317.67%	310.41%	303.78%	297.69%	292.07%	286.86%
34	503.13%	431.17%	406.92%	387.17%	370.67%	356.61%	344.42%	333.73%	324.25%	315.76%	308.10%	301.15%	294.79%	288.95%	283.56%	278.57%
35	485.92%	416.85%	393.58%	374.63%	358.80%	345.31%	333.63%	323.38%	314.28%	306.14%	298.80%	292.13%	286.04%	280.44%	275.28%	270.49%
36	469.29%	402.99%	380.65%	362.48%	347.29%	334.35%	323.15%	313.31%	304.60%	296.79%	289.75%	283.36%	277.52%	272.15%	267.20%	262.62%
37	453.25%	389.61%	368.18%	350.75%	336.18%	323.77%	313.02%	303.59%	295.23%	287.75%	281.01%	274.88%	269.28%	264.14%	259.40%	255.00%
38	437.76%	376.69%	356.13%	339.40%	325.43%	313.52%	303.22%	294.18%	286.16%	278.99%	272.52%	266.65%	261.29%	256.36%	251.82%	247.61%
39	422.86%	364.25%	344.52%	328.48%	315.08%	303.66%	293.78%	285.11%	277.43%	270.56%	264.36%	258.73%	253.59%	248.87%	244.52%	240.49%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
40	408.51%	352.26%	333.33%	317.94%	305.09%	294.14%	284.67%	276.36%	269.00%	262.41%	256.47%	251.08%	246.15%	241.63%	237.47%	233.61%
41	394.67%	340.69%	322.54%	307.78%	295.45%	284.96%	275.88%	267.91%	260.86%	254.54%	248.85%	243.69%	238.97%	234.64%	230.65%	226.95%
42	381.37%	329.57%	312.16%	298.00%	286.19%	276.13%	267.42%	259.79%	253.03%	246.98%	241.53%	236.58%	232.06%	227.92%	224.09%	220.56%
43	368.58%	318.89%	302.19%	288.61%	277.28%	267.64%	259.30%	251.99%	245.51%	239.71%	234.49%	229.75%	225.43%	221.46%	217.80%	214.41%
44	356.31%	308.64%	292.62%	279.61%	268.75%	259.51%	251.51%	244.51%	238.30%	232.75%	227.75%	223.22%	219.08%	215.28%	211.78%	208.54%
45	344.55%	298.83%	283.47%	271.00%	260.59%	251.74%	244.08%	237.37%	231.43%	226.11%	221.33%	216.99%	213.02%	209.39%	206.04%	202.94%
46	333.28%	289.43%	274.71%	262.75%	252.78%	244.30%	236.97%	230.54%	224.85%	219.77%	215.19%	211.03%	207.24%	203.77%	200.56%	197.60%
47	322.46%	280.42%	266.31%	254.85%	245.30%	237.18%	230.16%	224.01%	218.56%	213.70%	209.32%	205.34%	201.72%	198.39%	195.33%	192.50%
48	312.08%	271.78%	258.26%	247.28%	238.14%	230.36%	223.64%	217.75%	212.54%	207.89%	203.70%	199.90%	196.43%	193.26%	190.33%	187.62%
49	302.05%	263.41%	250.46%	239.95%	231.19%	223.74%	217.31%	211.68%	206.69%	202.24%	198.23%	194.60%	191.29%	188.25%	185.46%	182.87%
50	292.37%	255.33%	242.92%	232.86%	224.47%	217.34%	211.18%	205.80%	201.03%	196.77%	192.94%	189.47%	186.30%	183.40%	180.73%	178.26%
51	283.05%	247.55%	235.66%	226.02%	217.99%	211.16%	205.27%	200.12%	195.56%	191.49%	187.83%	184.51%	181.48%	178.71%	176.16%	173.80%
52	274.08%	240.06%	228.67%	219.44%	211.75%	205.22%	199.59%	194.66%	190.30%	186.41%	182.91%	179.73%	176.85%	174.20%	171.76%	169.51%
53	265.49%	232.89%	221.98%	213.14%	205.79%	199.54%	194.15%	189.44%	185.27%	181.55%	178.20%	175.18%	172.42%	169.89%	167.56%	165.42%
54	257.26%	226.02%	215.58%	207.12%	200.09%	194.11%	188.96%	184.45%	180.47%	176.92%	173.72%	170.83%	168.19%	165.78%	163.56%	161.51%
55	249.40%	219.48%	209.49%	201.39%	194.66%	188.95%	184.02%	179.72%	175.91%	172.52%	169.47%	166.71%	164.20%	161.90%	159.78%	157.82%
56	241.90%	213.25%	203.69%	195.95%	189.51%	184.05%	179.35%	175.23%	171.60%	168.36%	165.45%	162.82%	160.42%	158.23%	156.21%	154.35%
57	234.75%	207.32%	198.18%	190.78%	184.63%	179.41%	174.91%	170.99%	167.52%	164.43%	161.65%	159.14%	156.86%	154.77%	152.84%	151.07%
58	227.92%	201.67%	192.93%	185.85%	179.98%	175.00%	170.71%	166.96%	163.65%	160.71%	158.06%	155.67%	153.49%	151.50%	149.67%	147.98%
59	221.35%	196.24%	187.88%	181.12%	175.51%	170.75%	166.66%	163.08%	159.93%	157.12%	154.60%	152.32%	150.25%	148.35%	146.61%	145.00%
60	215.04%	191.02%	183.03%	176.57%	171.21%	166.68%	162.77%	159.36%	156.36%	153.68%	151.28%	149.11%	147.13%	145.33%	143.67%	142.14%
61	208.98%	186.02%	178.38%	172.22%	167.10%	162.77%	159.05%	155.80%	152.94%	150.39%	148.10%	146.03%	144.16%	142.44%	140.86%	139.41%
62	203.21%	181.25%	173.96%	168.07%	163.19%	159.07%	155.52%	152.42%	149.69%	147.27%	145.09%	143.12%	141.34%	139.71%	138.21%	136.83%
63	197.71%	176.72%	169.76%	164.15%	159.50%	155.56%	152.18%	149.24%	146.64%	144.33%	142.26%	140.39%	138.69%	137.14%	135.72%	134.41%
64	192.48%	172.44%	165.80%	160.44%	156.01%	152.27%	149.05%	146.24%	143.77%	141.58%	139.61%	137.84%	136.22%	134.75%	133.40%	132.16%
65	187.50%	168.37%	162.04%	156.93%	152.71%	149.15%	146.09%	143.42%	141.08%	138.99%	137.13%	135.44%	133.91%	132.52%	131.24%	130.06%
66	182.76%	164.50%	158.46%	153.61%	149.59%	146.20%	143.29%	140.76%	138.53%	136.55%	134.78%	133.19%	131.74%	130.41%	129.20%	128.09%
67	178.21%	160.80%	155.05%	150.43%	146.61%	143.39%	140.63%	138.23%	136.11%	134.24%	132.56%	131.05%	129.67%	128.42%	127.28%	126.22%
68	173.85%	157.25%	151.78%	147.38%	143.75%	140.70%	138.07%	135.80%	133.79%	132.02%	130.43%	129.00%	127.70%	126.52%	125.44%	124.44%
69	169.66%	153.84%	148.63%	144.45%	141.01%	138.11%	135.62%	133.47%	131.57%	129.89%	128.39%	127.04%	125.81%	124.69%	123.67%	122.73%
70	165.62%	150.55%	145.60%	141.63%	138.36%	135.61%	133.25%	131.21%	129.42%	127.83%	126.41%	125.13%	123.98%	122.92%	121.96%	121.07%
71	161.74%	147.39%	142.69%	138.92%	135.82%	133.21%	130.98%	129.05%	127.35%	125.85%	124.51%	123.31%	122.22%	121.23%	120.32%	119.48%
72	158.03%	144.36%	139.89%	136.32%	133.38%	130.91%	128.80%	126.98%	125.38%	123.96%	122.70%	121.56%	120.53%	119.60%	118.74%	117.96%
73	154.50%	141.51%	137.26%	133.87%	131.09%	128.75%	126.76%	125.03%	123.52%	122.19%	121.00%	119.93%	118.96%	118.08%	117.28%	116.54%
74	151.15%	138.79%	134.77%	131.55%	128.92%	126.71%	124.83%	123.20%	121.78%	120.52%	119.40%	118.40%	117.49%	116.66%	115.91%	115.22%
75	147.95%	136.21%	132.39%	129.35%	126.86%	124.77%	123.00%	121.47%	120.13%	118.94%	117.89%	116.95%	116.09%	115.32%	114.61%	113.97%
76	144.90%	133.75%	130.13%	127.25%	124.90%	122.93%	121.26%	119.82%	118.55%	117.44%	116.46%	115.57%	114.77%	114.05%	113.39%	112.78%
77	141.99%	131.40%	127.97%	125.25%	123.03%	121.17%	119.60%	118.24%	117.06%	116.01%	115.09%	114.26%	113.51%	112.83%	112.21%	111.65%
78	139.23%	129.18%	125.93%	123.36%	121.26%	119.51%	118.03%	116.75%	115.64%	114.66%	113.79%	113.01%	112.31%	111.68%	111.10%	110.58%
79	136.61%	127.08%	124.00%	121.57%	119.59%	117.95%	116.55%	115.35%	114.31%	113.39%	112.58%	111.85%	111.20%	110.60%	110.07%	109.57%
80	134.15%	125.11%	122.20%	119.91%	118.04%	116.49%	115.18%	114.05%	113.07%	112.21%	111.45%	110.77%	110.16%	109.61%	109.10%	108.65%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	131.83%	123.27%	120.52%	118.35%	116.59%	115.13%	113.89%	112.84%	111.92%	111.11%	110.40%	109.76%	109.19%	108.68%	108.21%	107.78%
82	129.67%	121.56%	118.96%	116.91%	115.25%	113.88%	112.72%	111.73%	110.87%	110.11%	109.45%	108.85%	108.32%	107.84%	107.40%	107.01%
83	127.65%	119.97%	117.51%	115.58%	114.02%	112.73%	111.64%	110.71%	109.90%	109.20%	108.57%	108.02%	107.52%	107.08%	106.67%	106.30%
84	125.74%	118.49%	116.16%	114.34%	112.87%	111.65%	110.63%	109.76%	109.00%	108.34%	107.76%	107.24%	106.78%	106.36%	105.99%	105.64%
85	123.96%	117.10%	114.90%	113.18%	111.79%	110.65%	109.69%	108.87%	108.17%	107.55%	107.01%	106.52%	106.09%	105.70%	105.35%	105.03%
86	122.29%	115.82%	113.74%	112.12%	110.81%	109.73%	108.83%	108.06%	107.40%	106.82%	106.31%	105.86%	105.46%	105.10%	104.77%	104.48%
87	120.74%	114.63%	112.67%	111.13%	109.89%	108.88%	108.03%	107.30%	106.68%	106.14%	105.67%	105.25%	104.87%	104.53%	104.23%	103.95%
88	119.30%	113.55%	111.70%	110.24%	109.07%	108.11%	107.31%	106.63%	106.05%	105.54%	105.09%	104.70%	104.34%	104.03%	103.74%	103.49%
89	117.98%	112.59%	110.83%	109.46%	108.35%	107.44%	106.68%	106.04%	105.49%	105.01%	104.58%	104.21%	103.88%	103.58%	103.32%	103.07%
90	116.75%	111.72%	110.07%	108.77%	107.72%	106.86%	106.14%	105.53%	105.01%	104.56%	104.16%	103.80%	103.49%	103.21%	102.96%	102.73%
91	115.60%	110.94%	109.39%	108.17%	107.18%	106.37%	105.69%	105.12%	104.62%	104.19%	103.82%	103.49%	103.19%	102.92%	102.68%	102.47%
92	114.42%	110.16%	108.71%	107.57%	106.64%	105.87%	105.24%	104.69%	104.23%	103.83%	103.47%	103.16%	102.88%	102.63%	102.41%	102.21%
93	113.23%	109.37%	108.04%	106.97%	106.10%	105.38%	104.78%	104.27%	103.84%	103.46%	103.13%	102.83%	102.57%	102.34%	102.14%	101.97%
94	112.00%	108.59%	107.37%	106.38%	105.57%	104.90%	104.34%	103.86%	103.45%	103.10%	102.79%	102.51%	102.27%	102.06%	101.97%	101.00%
95	110.72%	107.80%	106.72%	105.82%	105.07%	104.44%	103.91%	103.46%	103.07%	102.74%	102.45%	102.19%	101.97%	101.97%	101.00%	101.00%
96	109.36%	107.01%	106.08%	105.29%	104.62%	104.04%	103.55%	103.12%	102.76%	102.44%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.80%	106.10%	105.38%	104.74%	104.17%	103.67%	103.22%	102.82%	102.47%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.91%	104.94%	104.50%	104.07%	103.68%	103.30%	102.95%	102.63%	102.32%	102.04%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.39%	103.09%	102.94%	102.79%	102.65%	102.50%	102.35%	102.20%	102.05%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

APPENDIX E - SURRENDER CHARGE RATE AND PERCENTAGE TABLES
AS OF MAY 1, 2014 (prior to any supplement)
SURRENDER CHARGE RATE TABLE
(as of May 1, 2014, prior to any supplement)

Issue Age	Male	Female	Unisex
0	6.57	6.30	6.52
1	6.61	6.34	6.56
2	6.67	6.39	6.61
3	6.73	6.44	6.67
4	6.79	6.50	6.74
5	6.87	6.56	6.81
6	6.94	6.62	6.88
7	7.02	6.69	6.95
8	7.10	6.75	7.03
9	7.19	6.82	7.12
10	7.28	6.90	7.20
11	7.38	6.97	7.30
12	7.48	7.05	7.39
13	7.58	7.14	7.49
14	7.68	7.22	7.59
15	7.79	7.31	7.69
16	7.90	7.41	7.80
17	8.01	7.50	7.91
18	8.13	7.60	8.02
19	8.24	7.71	8.14
20	8.37	7.82	8.25
21	8.49	7.93	8.38
22	8.63	8.05	8.51
23	8.77	8.18	8.65
24	8.91	8.31	8.79
25	9.07	8.45	8.94
26	9.23	8.59	9.10
27	9.40	8.74	9.26
28	9.57	8.90	9.44
29	9.76	9.06	9.62
30	9.96	9.24	9.81
31	10.16	9.42	10.01
32	10.38	9.61	10.23
33	10.62	9.81	10.45
34	10.86	10.02	10.69
35	11.12	10.24	10.94
36	11.96	10.99	11.77
37	12.85	11.78	12.63
38	13.79	12.60	13.54
39	14.77	13.47	14.50
40	15.81	14.38	15.51
41	16.90	15.34	16.58
42	18.06	16.35	17.71
43	19.28	17.41	18.89
44	20.57	18.53	20.15
45	21.94	19.72	21.48
46	23.26	20.86	22.76
47	24.66	22.06	24.12

Issue Age	Male	Female	Unisex
48	26.14	23.34	25.55
49	27.71	24.68	27.08
50	29.40	26.10	28.71
51	31.19	27.60	30.44
52	33.11	29.19	32.29
53	35.15	30.87	34.25
54	37.34	32.65	36.34
55	39.66	34.53	38.57
56	41.24	35.74	40.07
57	42.90	37.01	41.64
58	44.65	38.35	43.30
59	46.52	39.75	45.06
60	48.52	41.24	46.94
61	50.66	42.81	48.95
62	52.94	44.47	51.08
63	55.35	46.23	53.34
64	55.79	48.10	55.73
65	55.74	50.10	55.81
66	55.67	52.22	55.75
67	55.60	54.48	55.68
68	55.53	55.83	55.61
69	55.44	55.77	55.53
70	55.35	55.70	55.45
71	55.26	55.64	55.37
72	55.20	55.57	55.31
73	55.13	55.50	55.24
74	55.04	55.43	55.16
75	54.95	55.36	55.09
76	54.86	55.28	55.00
77	54.77	55.19	54.92
78	54.70	55.11	54.86
79	54.65	55.01	54.80
80	54.59	54.91	54.75
81	54.56	54.87	54.73
82	54.51	54.83	54.69
83	54.45	54.77	54.65
84	54.41	54.72	54.63
85	54.39	54.67	54.62

SURRENDER CHARGE PERCENTAGE TABLE
(as of May 1, 2014, prior to any supplement)
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.0%	98.6%	98.1%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
13	100.0%	99.4%	98.8%	98.2%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.7%	98.1%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.3%	87.8%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	97.9%	97.2%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.1%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.2%	98.5%	97.8%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.7%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.1%	98.3%	97.5%	96.6%	87.3%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.0%	98.1%	97.2%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
30	100.0%	99.0%	98.0%	97.0%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	96.9%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	98.9%	97.9%	96.8%	95.7%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.7%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.8%	97.7%	96.6%	95.4%	86.3%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.6%	96.4%	95.2%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.2%	94.8%	85.9%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.0%	94.7%	85.7%	76.8%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.6%	97.3%	95.9%	94.5%	85.6%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.7%	94.3%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.5%	97.1%	95.6%	94.1%	85.3%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.4%	93.9%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.4%	96.9%	95.3%	93.7%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.1%	93.5%	84.8%	76.1%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.3%	96.7%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.2%	96.4%	94.6%	92.7%	84.2%	75.6%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.1%	96.3%	94.4%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.1%	96.1%	94.1%	92.1%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.0%	93.9%	91.9%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	97.9%	95.8%	93.7%	91.6%	83.2%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.8%	95.7%	93.5%	91.3%	83.0%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.7%	95.5%	93.3%	91.0%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.8%	82.6%	74.4%	66.3%	58.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.6%	95.2%	92.9%	90.5%	88.0%	85.6%	83.1%	80.6%	78.2%	62.5%	46.9%	31.2%	15.6%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	87.6%	85.1%	82.6%	80.0%	77.5%	62.0%	46.5%	31.0%	15.5%	0.0%
57	100.0%	97.5%	94.9%	92.4%	89.8%	87.2%	84.6%	82.0%	79.5%	76.9%	61.5%	46.1%	30.7%	15.3%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.4%	86.8%	84.1%	81.5%	78.9%	76.2%	61.0%	45.7%	30.5%	15.2%	0.0%
59	100.0%	97.3%	94.5%	91.8%	89.1%	86.4%	83.7%	81.0%	78.3%	75.6%	60.5%	45.3%	30.2%	15.1%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	86.0%	83.2%	80.4%	77.7%	74.9%	59.9%	44.9%	29.9%	14.9%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.5%	85.6%	82.8%	79.9%	77.0%	74.2%	59.3%	44.5%	29.6%	14.8%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.2%	85.2%	82.3%	79.3%	76.4%	73.4%	58.7%	44.0%	29.3%	14.6%	0.0%
63	100.0%	96.9%	93.9%	90.9%	87.8%	84.8%	81.8%	78.7%	75.6%	72.6%	58.1%	43.5%	29.0%	14.5%	0.0%
64	100.0%	96.8%	93.7%	90.6%	87.5%	84.3%	81.2%	78.0%	74.9%	71.8%	57.4%	43.0%	28.7%	14.3%	0.0%
65	100.0%	96.7%	93.5%	90.3%	87.0%	83.8%	80.5%	77.3%	74.1%	70.9%	56.7%	42.5%	28.3%	14.1%	0.0%
66	100.0%	96.6%	93.3%	89.9%	86.6%	83.2%	79.9%	76.5%	73.3%	70.0%	56.0%	42.0%	28.0%	14.0%	0.0%
67	100.0%	96.5%	93.0%	89.6%	86.1%	82.6%	79.2%	75.8%	72.4%	69.1%	55.3%	41.4%	27.6%	13.8%	0.0%
68	100.0%	96.4%	92.8%	89.2%	85.6%	82.0%	78.5%	75.0%	71.6%	68.2%	54.5%	40.9%	27.2%	13.6%	0.0%
69	100.0%	96.2%	92.5%	88.7%	85.1%	81.4%	77.8%	74.2%	70.7%	67.3%	53.8%	40.3%	26.9%	13.4%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.1%	73.5%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.1%	80.3%	76.4%	72.7%	69.1%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
72	100.0%	95.8%	91.7%	87.6%	83.6%	79.7%	75.8%	72.0%	68.3%	64.7%	51.8%	38.8%	25.9%	12.9%	0.0%
73	100.0%	95.7%	91.4%	87.3%	83.1%	79.0%	75.1%	71.2%	67.5%	64.0%	51.2%	38.4%	25.6%	12.8%	0.0%
74	100.0%	95.5%	91.2%	86.8%	82.6%	78.4%	74.4%	70.6%	66.8%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
75	100.0%	95.4%	90.9%	86.4%	82.1%	77.9%	73.8%	69.9%	66.2%	62.6%	50.1%	37.5%	25.0%	12.5%	0.0%
76	100.0%	95.2%	90.6%	86.0%	81.6%	77.4%	73.3%	69.4%	65.6%	62.0%	49.6%	37.2%	24.8%	12.4%	0.0%
77	100.0%	95.1%	90.3%	85.7%	81.2%	76.9%	72.8%	68.9%	65.0%	61.4%	49.1%	36.8%	24.5%	12.2%	0.0%
78	100.0%	94.9%	90.1%	85.4%	80.9%	76.6%	72.4%	68.4%	64.6%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
79	100.0%	94.8%	89.9%	85.2%	80.6%	76.2%	72.0%	68.0%	64.2%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
80	100.0%	94.7%	89.8%	85.0%	80.3%	75.9%	71.7%	67.7%	64.0%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
81	100.0%	94.7%	89.6%	84.7%	80.1%	75.6%	71.4%	67.5%	63.9%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
82	100.0%	94.6%	89.4%	84.5%	79.8%	75.4%	71.3%	67.5%	63.9%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
83	100.0%	94.5%	89.3%	84.3%	79.7%	75.3%	71.3%	67.6%	64.2%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
84	100.0%	94.4%	89.2%	84.3%	79.6%	75.4%	71.5%	67.9%	64.5%	61.3%	49.0%	36.8%	24.5%	12.2%	0.0%
85	100.0%	94.4%	89.2%	84.3%	79.8%	75.6%	71.8%	68.2%	64.9%	61.7%	49.4%	37.0%	24.7%	12.3%	0.0%

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	99.0%	98.7%	88.9%	79.2%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.3%	98.9%	98.6%	88.9%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
2	100.0%	99.6%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.2%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.1%	98.7%	98.3%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.5%	99.0%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.9%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
19	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.7%	98.0%	97.3%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
23	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.3%	98.5%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.1%	98.2%	97.2%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	98.1%	97.1%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	99.0%	98.0%	97.1%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.9%	97.9%	96.9%	95.8%	86.6%	77.4%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.9%	97.8%	96.7%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
39	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
40	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
42	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
44	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.3%	96.6%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
50	100.0%	98.3%	96.5%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	98.2%	96.4%	94.6%	92.8%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	98.2%	96.3%	94.5%	92.6%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	98.0%	96.1%	94.2%	92.2%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	98.0%	96.0%	94.0%	92.0%	83.6%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
56	100.0%	97.9%	95.9%	93.8%	91.7%	89.6%	87.5%	85.3%	83.2%	81.0%	64.8%	48.6%	32.4%	16.2%	0.0%
57	100.0%	97.9%	95.8%	93.6%	91.5%	89.3%	87.1%	84.9%	82.6%	80.4%	64.3%	48.2%	32.1%	16.0%	0.0%
58	100.0%	97.8%	95.6%	93.4%	91.2%	89.0%	86.7%	84.4%	82.1%	79.8%	63.8%	47.8%	31.9%	15.9%	0.0%
59	100.0%	97.7%	95.5%	93.2%	90.9%	88.6%	86.3%	83.9%	81.5%	79.1%	63.3%	47.5%	31.6%	15.8%	0.0%
60	100.0%	97.7%	95.3%	93.0%	90.6%	88.2%	85.8%	83.4%	80.9%	78.5%	62.8%	47.1%	31.4%	15.7%	0.0%
61	100.0%	97.6%	95.2%	92.7%	90.3%	87.8%	85.3%	82.8%	80.3%	77.8%	62.2%	46.6%	31.1%	15.5%	0.0%
62	100.0%	97.5%	95.0%	92.5%	90.0%	87.4%	84.8%	82.3%	79.7%	77.0%	61.6%	46.2%	30.8%	15.4%	0.0%
63	100.0%	97.4%	94.8%	92.2%	89.6%	87.0%	84.3%	81.7%	79.0%	76.3%	61.0%	45.8%	30.5%	15.2%	0.0%
64	100.0%	97.3%	94.6%	92.0%	89.3%	86.5%	83.8%	81.1%	78.3%	75.6%	60.4%	45.3%	30.2%	15.1%	0.0%
65	100.0%	97.2%	94.5%	91.7%	88.9%	86.1%	83.3%	80.4%	77.6%	74.8%	59.8%	44.9%	29.9%	14.9%	0.0%
66	100.0%	97.1%	94.3%	91.4%	88.5%	85.6%	82.7%	79.8%	76.9%	74.0%	59.2%	44.4%	29.6%	14.8%	0.0%
67	100.0%	97.0%	94.1%	91.1%	88.1%	85.1%	82.1%	79.1%	76.2%	73.2%	58.6%	43.9%	29.3%	14.6%	0.0%
68	100.0%	96.9%	93.8%	90.8%	87.7%	84.6%	81.5%	78.5%	75.4%	72.4%	57.9%	43.4%	28.9%	14.4%	0.0%
69	100.0%	96.8%	93.6%	90.4%	87.3%	84.1%	81.0%	77.8%	74.7%	71.6%	57.3%	42.9%	28.6%	14.3%	0.0%
70	100.0%	96.7%	93.4%	90.1%	86.9%	83.6%	80.4%	77.1%	73.9%	70.7%	56.6%	42.4%	28.3%	14.1%	0.0%
71	100.0%	96.6%	93.2%	89.8%	86.4%	83.1%	79.7%	76.4%	73.1%	69.9%	55.9%	41.9%	27.9%	13.9%	0.0%
72	100.0%	96.4%	93.0%	89.5%	86.0%	82.5%	79.1%	75.7%	72.3%	68.9%	55.1%	41.3%	27.5%	13.7%	0.0%
73	100.0%	96.3%	92.7%	89.1%	85.5%	82.0%	78.4%	74.9%	71.4%	68.1%	54.4%	40.8%	27.2%	13.6%	0.0%
74	100.0%	96.2%	92.5%	88.8%	85.1%	81.4%	77.7%	74.1%	70.6%	67.2%	53.8%	40.3%	26.9%	13.4%	0.0%
75	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.0%	73.4%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
76	100.0%	95.9%	91.9%	88.0%	84.0%	80.1%	76.3%	72.7%	69.1%	65.7%	52.5%	39.4%	26.2%	13.1%	0.0%
77	100.0%	95.8%	91.7%	87.6%	83.5%	79.5%	75.7%	72.0%	68.4%	65.0%	52.0%	39.0%	26.0%	13.0%	0.0%
78	100.0%	95.6%	91.4%	87.1%	83.0%	79.0%	75.1%	71.4%	67.8%	64.2%	51.4%	38.5%	25.7%	12.8%	0.0%
79	100.0%	95.5%	91.0%	86.7%	82.6%	78.5%	74.6%	70.8%	67.1%	63.6%	50.9%	38.1%	25.4%	12.7%	0.0%
80	100.0%	95.3%	90.8%	86.4%	82.2%	78.1%	74.2%	70.2%	66.6%	63.1%	50.5%	37.9%	25.2%	12.6%	0.0%
81	100.0%	95.2%	90.7%	86.2%	81.9%	77.8%	73.7%	69.8%	66.2%	62.8%	50.3%	37.7%	25.1%	12.5%	0.0%
82	100.0%	95.2%	90.5%	86.0%	81.6%	77.3%	73.3%	69.5%	66.0%	62.5%	50.0%	37.5%	25.0%	12.5%	0.0%
83	100.0%	95.1%	90.3%	85.7%	81.2%	77.0%	73.0%	69.3%	65.7%	61.8%	49.5%	37.1%	24.7%	12.3%	0.0%
84	100.0%	95.0%	90.2%	85.4%	80.9%	76.7%	72.8%	69.1%	65.0%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
85	100.0%	94.9%	89.9%	85.2%	80.8%	76.7%	72.7%	68.4%	64.2%	60.1%	48.0%	36.0%	24.0%	12.0%	0.0%

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.6%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.1%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.0%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
11	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
29	100.0%	99.1%	98.2%	97.2%	96.2%	87.0%	77.7%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.0%	98.1%	97.1%	96.1%	86.9%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	97.9%	96.9%	95.8%	86.6%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.8%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.9%	93.2%	84.5%	75.9%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.3%	96.5%	94.7%	92.9%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.2%	96.4%	94.5%	92.7%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
49	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.1%	94.1%	92.1%	83.7%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	98.0%	95.9%	93.9%	91.8%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.9%	95.8%	93.7%	91.6%	83.3%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.8%	95.7%	93.5%	91.3%	83.1%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.8%	95.5%	93.3%	91.1%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.7%	95.4%	93.1%	90.8%	88.4%	86.1%	83.7%	81.3%	78.9%	63.1%	47.3%	31.5%	15.7%	0.0%
56	100.0%	97.6%	95.3%	92.9%	90.5%	88.1%	85.6%	83.2%	80.7%	78.3%	62.6%	47.0%	31.3%	15.6%	0.0%
57	100.0%	97.5%	95.1%	92.6%	90.2%	87.7%	85.2%	82.7%	80.2%	77.7%	62.1%	46.6%	31.0%	15.5%	0.0%
58	100.0%	97.5%	94.9%	92.4%	89.8%	87.3%	84.7%	82.2%	79.6%	77.1%	61.6%	46.2%	30.8%	15.4%	0.0%
59	100.0%	97.4%	94.7%	92.1%	89.5%	86.9%	84.3%	81.7%	79.0%	76.4%	61.1%	45.8%	30.5%	15.2%	0.0%
60	100.0%	97.3%	94.6%	91.9%	89.2%	86.5%	83.8%	81.1%	78.4%	75.7%	60.6%	45.4%	30.3%	15.1%	0.0%
61	100.0%	97.2%	94.4%	91.7%	88.9%	86.1%	83.4%	80.6%	77.8%	75.0%	60.0%	45.0%	30.0%	15.0%	0.0%
62	100.0%	97.1%	94.3%	91.4%	88.6%	85.8%	82.9%	80.1%	77.2%	74.3%	59.4%	44.6%	29.7%	14.8%	0.0%
63	100.0%	97.0%	94.1%	91.2%	88.3%	85.3%	82.4%	79.4%	76.5%	73.5%	58.8%	44.1%	29.4%	14.7%	0.0%
64	100.0%	96.9%	93.9%	90.9%	87.9%	84.9%	81.8%	78.8%	75.8%	72.8%	58.2%	43.6%	29.1%	14.5%	0.0%
65	100.0%	96.9%	93.8%	90.6%	87.5%	84.4%	81.2%	78.1%	75.0%	72.0%	57.6%	43.2%	28.8%	14.4%	0.0%
66	100.0%	96.8%	93.5%	90.3%	87.1%	83.8%	80.6%	77.4%	74.3%	71.1%	56.9%	42.7%	28.4%	14.2%	0.0%
67	100.0%	96.6%	93.3%	90.0%	86.6%	83.3%	80.0%	76.7%	73.5%	70.3%	56.2%	42.1%	28.1%	14.0%	0.0%
68	100.0%	96.5%	93.1%	89.6%	86.1%	82.7%	79.3%	76.0%	72.7%	69.4%	55.5%	41.6%	27.7%	13.8%	0.0%
69	100.0%	96.4%	92.8%	89.2%	85.7%	82.2%	78.7%	75.3%	71.9%	68.6%	54.8%	41.1%	27.4%	13.7%	0.0%
70	100.0%	96.2%	92.5%	88.9%	85.2%	81.6%	78.1%	74.6%	71.1%	67.7%	54.2%	40.6%	27.1%	13.5%	0.0%
71	100.0%	96.1%	92.3%	88.5%	84.8%	81.1%	77.5%	73.9%	70.4%	66.9%	53.5%	40.1%	26.7%	13.3%	0.0%
72	100.0%	96.0%	92.1%	88.2%	84.4%	80.6%	76.8%	73.2%	69.6%	66.2%	53.0%	39.7%	26.5%	13.2%	0.0%
73	100.0%	95.9%	91.8%	87.8%	83.9%	80.0%	76.2%	72.5%	68.9%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
74	100.0%	95.7%	91.6%	87.5%	83.4%	79.4%	75.6%	71.9%	68.3%	64.9%	51.9%	38.9%	25.9%	12.9%	0.0%
75	100.0%	95.6%	91.3%	87.1%	82.9%	78.9%	75.0%	71.3%	67.7%	64.3%	51.4%	38.5%	25.7%	12.8%	0.0%
76	100.0%	95.5%	91.0%	86.7%	82.5%	78.4%	74.5%	70.8%	67.2%	63.7%	51.0%	38.2%	25.5%	12.7%	0.0%
77	100.0%	95.3%	90.8%	86.4%	82.1%	78.1%	74.1%	70.3%	66.7%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
78	100.0%	95.2%	90.6%	86.1%	81.8%	77.7%	73.8%	70.0%	66.4%	62.9%	50.3%	37.7%	25.1%	12.5%	0.0%
79	100.0%	95.1%	90.4%	85.9%	81.6%	77.4%	73.5%	69.7%	66.1%	62.7%	50.2%	37.6%	25.1%	12.5%	0.0%
80	100.0%	95.0%	90.3%	85.8%	81.4%	77.2%	73.2%	69.4%	65.9%	62.7%	50.1%	37.6%	25.0%	12.5%	0.0%
81	100.0%	95.0%	90.2%	85.6%	81.2%	77.0%	73.0%	69.3%	65.9%	62.8%	50.2%	37.6%	25.1%	12.5%	0.0%
82	100.0%	94.9%	90.1%	85.4%	81.0%	76.9%	73.0%	69.4%	66.1%	63.0%	50.4%	37.8%	25.2%	12.6%	0.0%
83	100.0%	94.9%	90.0%	85.3%	80.9%	76.8%	73.0%	69.6%	66.4%	63.2%	50.5%	37.9%	25.2%	12.6%	0.0%
84	100.0%	94.8%	89.9%	85.3%	81.0%	77.0%	73.3%	69.9%	66.6%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
85	100.0%	94.8%	89.9%	85.4%	81.1%	77.3%	73.7%	70.2%	66.7%	63.4%	50.7%	38.0%	25.3%	12.6%	0.0%

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2021, and which is incorporated into this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Income III, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Reports and other information about the Policy are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Principal® Variable Universal Life Income III
Investment Company Act File No. 811-22589

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME III
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by Principal National Life Insurance Company (the “Company”) through its
Principal National Life Insurance Company Variable Life Separate Account
dated May 1, 2021
This Statement of Additional Information provides information about the Principal® Variable Universal Life Income III Insurance Policy (the “Policy”) sponsored by Principal National Life Insurance Company through its Principal National Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s prospectus dated May 1, 2020. It should be read with that prospectus which is available without charge. To request a copy of the prospectus, please contact us at:
Principal® Variable Universal Life Income III
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal National Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income III Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50306-0431. It is authorized to transact life insurance business in the District of Columbia and in every state except New York. The Company is a wholly-owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Progressive Corporation (“Progressive”), an Ohio corporation, organized the Company on November 6, 1967, as an Ohio domiciled life insurance company. PFS acquired control of the Company from Progressive pursuant to a Purchase and Sale Agreement dated August 22, 2003. PFS subsequently redomesticated the Company to Iowa and on October 21, 2003, changed the Company’s name from Progressive American Life Insurance Company to Principal Health Insurance Company. PFS originally intended to use the Company to sell group medical insurance and to provide third party administrative services to self-insured customers. However, PFS never used the Company for these purposes. PFS eventually determined that the best strategic use of the Company would be to offer and sell individual life insurance products. On October 16, 2007, PFS changed the Company’s name to Principal National Life Insurance Company to reflect this change in purpose.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Variable Life Separate Account (the “Separate Account”) under Iowa law on November 28, 2007. It is registered as a unit investment trust with the U.S. Securities and Exchange Commission (the “SEC”). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Administrative and Facilities Services
Principal Life Insurance Company (“PLIC”) provides administrative support services and facilities to the Company. PLIC is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PLIC’s address is 711 High Street, Des Moines, Iowa, 50306-0431.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa, 50309, serves as the Independent registered public accounting firm for the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years, PSI has received and retained the following commissions:

2019 received/retained	2018 received/retained	2017 received/retained
$4,240,126/$0	$3,803,847/$0	$4,522,411/$0

UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2001 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender.
3

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2019, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 1.33% and 1.33%, respectively.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, monthly administrative charge, monthly policy issue charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
4

FINANCIAL STATEMENTS

APPENDIX A - Principal National Life Insurance Company - Variable Life Separate Account Financials

To be filed by Amendment.
5

APPENDIX B - Principal National Life Insurance Company Financials

To be filed by amendment.

Part C
Other Information

Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(c1)	Distribution Agreement dated February 1, 2009 (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on on 07/25/2011)(Accession No. 0000898745-11-000511)

(c2)
Broker Dealer Marketing and Servicing Agreement for Variable Life Policies (Incorporated by Reference from Exhibit (c2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(c3)	Registered Representative Agreement (Incorporated by Reference from Exhibit (c3) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Incorporated by Reference from Exhibit (d1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d2)	Form of Change of Insured Rider (Incorporated by Reference from Exhibit (d2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d3)	Form of Cost of Living Increase Rider (Incorporated by Reference from Exhibit (d3) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d4)	Form of Death Benefit Guarantee Rider (Incorporated by Reference from Exhibit (d4) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d5)	Form of Life Paid-up Rider (Incorporated by Reference from Exhibit (d5) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d6)	Form of Return of Cost of Insurance Rider (Incorporated by Reference from Exhibit (d6) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d7)	Form of Salary Increase Rider (Incorporated by Reference from Exhibit (d7) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d8)	Form of Surrender Value Enhancement Rider (Incorporated by Reference from Exhibit (d8) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d9)	Form of Waiver of Monthly Policy Charge Rider (Incorporated by Reference from Exhibit (d9) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d10)	Form of Waiver of Specified Premium Rider (Incorporated by Reference from Exhibit (d10) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d11)	Form of Accelerated Benefits Rider (Incorporated by Reference from Exhibit (d11) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d12)	Form of Death Benefits Advance Rider (Incorporated by Reference from Exhibit (d12) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d13)	Form of Extended Coverage Rider (Incorporated by Reference from Exhibit (d13) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d14)	Form of Aviation Exclusion Rider (Incorporated by Reference from Exhibit (d14) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d15)	Form of Hazardous Sports Exclusion Rider (Incorporated by Reference from Exhibit (d15) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d16)	Form of Account Value Enhancement Endorsement (Filed as Exhibit (d16) on 02/26/2015)(Accession No. 0001526622-15-000007)

(e)	Applications

	(e1)	Form of Life Insurance Application (Incorporated by Reference from Exhibit (e1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e2)	Form of Guaranteed/Simplified Issue Life Insurance Application (Incorporated by Reference from from Exhibit (e2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e3)	Form of Multi-Life Guaranteed Issue Life Insurance Application (Incorporated by Reference from from Exhibit (e3) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e4)	Form of Supplemental Application (Incorporated by Reference from from Exhibit (e4) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(f)	Depositor's Certificate of Incorporation and By-laws

	(f1)	Articles of Incorporation of the Depositor (Incorporated by Reference from from Exhibit (f1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(f2)	Bylaws of Depositor (Incorporated by Reference from from Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(g)	Reinsurance Contracts (Incorporated by Reference from from Exhibit (g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(h)	Participation Agreements

	1.	AllianceBernstein
(a) Participation Agreement dated December 15, 2014 (Incorporated by Reference From Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b) Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference From Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c) Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(d) Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(1)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e) Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(f) Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(g) Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(h) Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

2.	American Century
	(a)	Shareholder Services Agreement dated March 18, 1999 (Incorporated by Reference From Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference From Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference From Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference From Exhibit (h)(2)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(2)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(h)	Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/28/2014 (Accession No. 0001526622-14-000005)

3.	American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0001526622-15-000016)

4.	Calvert Variable Series Inc.
	(a)	Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0001526622-15-000016)

5.	ClearBridge (Legg Mason)
	(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6.	Delaware Distributors
	(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
7.	Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0001526622-15-000016)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0001526622-15-000016)
8.	DWS
(a)
Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(b)
Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(10) to the Form N-6 Filed on 04/27/2011 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-65690 (Accession No. 0000898745-11-000198)

	(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)7(c) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)7(d) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)7(e) on 04/28/2014 (Accession No. 0001526622-14-000005)
9.	Fidelity Distributors Corporation
	(a)	Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit (h)9(c) on 04/28/2020 (Accession No. 0001526622-20-000015)

10.	Franklin Templeton
	(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(d)	Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(j)	Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(l)	Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) on 04/27/2017 (Accession No. 0001526622-15-000011)
	(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) on 04/27/2017 (Accession No. 0001526622-15-000011)
	(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

11.	Invesco (formerly AIM Advisors, Inc.)
	(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment to Participation Agreement dated April 1, 2001 (Incorporated by Reference From Exhibit (h)(8)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference From Exhibit (h)(8)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(8)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference From Exhibit (h)(8)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(j)	Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(l)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(n)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(n) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(o)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(o) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(p)	Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(p) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(q)	Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(r)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

12.	Janus
	(a)	Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(f)	Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit (h)12(j) on 04/28/2020 (Accession No. 0001526622-20-000015)
(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

	(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h12(k) on 04/27/2015 (Accession No. 0001526622-15-000016)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(n)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h12(n) on 04/27/2015 (Accession No. 0001526622-15-000016)
(p)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h12(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

	(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit (h)12(r) on 04/28/2020 (Accession No. 0001526622-20-000015)
	(s)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(t)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h12(s) on 04/27/2015 (Accession No. 0001526622-15-000016)

13.	Lord Abbett
	(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(a) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(b) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)13(c) on 04/26/2017 (Accession No. 0001526622-15-000016)
	(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(d) on 04/27/2017 (Accession No. 0001526622-17-000011)

14.	MFS
	(a)	Amended and Restated Participation Agreement dated May 1, 2013 -- Filed as Exhibit (h)12(a) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 -- Filed as Exhibit (h)12(b) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as Exhibit 99(h)14(c) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 201 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

15.	Neuberger Berman Advisors
	(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Distribution and Administrative Services Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(11)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(g)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

16.	Oppenheimer
	(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

17.	Principal Variable Contracts Funds, Inc.
	(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h16(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(e)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h16(f) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)17(g) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h16(j) on 04/27/2015 (Accession No. 0001526622-15-000016)

18.	Putnam
	(a)	Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(c)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h17(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(d)	Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(e)	Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	19.	TOPS (Northern Lights)
		(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)17(a) on 04/28/2014 (Accession No. 0001526622-14-000005)

	20.	Van Eck
		(a)	Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(b)	Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(c)	Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(d)	Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(e)	Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(f)	Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(g)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)18(j) on 04/28/2014 (Accession No. 0001526622-14-000005)
		(h)	Amendment 5 to Service Agreement dated May 1, 2017 (Filed as Exhibit (h)20(k) on 04/26/2019 (Accession No. 0001526622-19-000011)
		(i)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit (h)20(i) on 04/28/2020 (Accession No. 0001526622-20-000015)
		(j)	Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(k)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(14)(i) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	21.	Wanger International
		(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)20(a) on 04/25/2016 (Accession No. 0001526622-16-000033)
		(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)20(b) on 04/25/2016 (Accession No. 0001526622-16-000033)

(i)	Administration Contracts:
(1)
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference from Exhibit (k) to Registrant's Filing on Form N-6 on 12/09/2011 (Accession No. 0000898745-11-000809)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions

	(1)	Consent of Ernst & Young LLP **

	(2)	Powers of Attorney - N/A

	(3)	Opinion of Counsel **

(o)	Financial Statements Schedules
Principal National Life Insurance Company
(1) Report of Independent Registered Public Accounting Firm on Schedules **
(2) Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2020 **
(3) Schedule III - Supplementary Insurance Information As of December 31, 2020, 2019, and 2018 and for each of the years then ended **
(4) Schedule IV - Reinsurance As of December 31, 2020, 2019, and 2018 and for each of the years then ended **

All other schedules for which provision is made in the application accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption -- Filed as exhibit 99.q on 04/27/2015 (Accession No. 0001526622-15-000016)

(r)	Form of Updating Summary Prospectus *

* Filed herein
** To be filed by amendment
Item 32. Officers and Directors of the Depositor
Principal National Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
Amy C. Friedrich Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, President - U.S. Insurance Solutions
Gregory A. Linde Principal Financial Group, Des Moines, IA 50392	Principal National Life: Chairman of the Board and President
Kenneth A. McCullum Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Vice President/Chief Actuary
Srinivas D. Reddy Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Vice President - Retirement and Income Solutions
Deanna D. Strable-Soethout Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Executive Vice President and Chief Financial Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address	Positions and Offices
Matthew C. Ahmann(1)	Associate Vice President - Government Relations
Nicholas M. Cecere(1)	Senior Vice President - U.S. Insurance Solutions
Jon N. Couture(1)	Senior Vice President and Chief Human Resources Officer
David P. Desing(1)	Assistant Director - Treasury
Christopher P. Freese(1)	Chief Risk Officer - U.S. Insurance Solutions
Gina L. Graham(1)	Vice President and Treasurer
Patrick G. Halter	President - Principal Global Asset Management
Christopher J. Littlefield	Executive Vice President and General Counsel
Dennis J. Menken(1)	Senior Vice President and Chief Investment Officer - General Account
Kevin J. Morris(1)	Vice President and Chief Marketing Officer
Christopher D. Payne(1)	Vice President - Federal Government Relations
Angela R. Sanders(1)	Senior Vice President and Controller
Nathan P. Schelhaas(1)	Vice President and Chief Actuary - Individual Life
Dwight N. Soethout	Vice President and Chief Actuary
Kathleen M. Souhrada(1)	Vice President - Non-Qualified and Life Administration
Elizabeth D. Swanson(1)	Counsel and Assistant Corporate Secretary
Traci L. Weldon(1)	Assistant Vice President - Compliance
Dan L. Westholm(1)	Assistant Vice President - Treasury
Richard H. Wireman II(1)	Vice President - Tax
Bethany A. Wood(1)	Senior Vice President and Chief Marketing Officer
Clint L. Woods(1)	Secretary

(1) Principal Business Address:
Principal Financial Group
Des Moines, IA 50392

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal National Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2020 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal National Life Insurance Company - Organizational Structure
(December 31, 2020)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	100
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100

-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	85.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	100
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	100
-->Finisterre Malta Limited*	Malta	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
--> Post Advisory Group, LLC*#<	Delaware	78.25
--> Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	100
-->Principal Trustee Company Private Limited*#	India	100

-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100

-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Enterprise Services (India) LLP	India	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	90.55
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal National Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Marty Richardson	Vice President
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Assistant Corporate Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$4,273,496.87	—	—	—
Item 35. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 36. Management Services
N/A
Item 37. Fee Representation
Principal National Life Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal National Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 26th day of February, 2021.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

	By :	/s/ Gregory A. Linde
Gregory A. Linde
Chairman and President

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ Gregory A. Linde
Gregory A. Linde
Chairman and President

Attest:

/s/ Clint Woods
Clint Woods
Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ G. A. Linde	Chairman and President	February 26, 2021
G. A. Linde

/s/ A. R. Sanders	Senior Vice President and Controller	February 26, 2021
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Director, Chief Financial Officer	February 26, 2021
D. D. Strable-Soethout	(Principal Financial Officer)

/s/ K. A. McCullum	Director, Vice President and Chief Actuary	February 26, 2021
K. A. McCullum

/s/ G. W. Patterson	Director	February 26, 2021
G. W. Patterson